UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05904

ELFUN GOVERNMENT MONEY MARKET FUND

(Exact name of registrant as specified in charter)

One Congress Street

Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

Elfun Government Money Market Fund

ELMXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Elfun Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Government Money Market Fund	$30	0.29%

Key Fund Statistics as of 12/31/2025

  Total Net Assets$105,705,825
  Number of Portfolio Holdings214
  Total Advisory Fees Paid$140,786

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasuries	61.4%
Repurchase Agreements	20.9%
U.S. Government Agency Obligations	19.5%

Top Ten Holdings

Holdings	%
Standard Chartered U.S. Treasury Repo, 3.82%, due 01/02/26	4.9%
Fixed Income Clearing Corp. U.S. Treasury Repo, 3.82%, due 01/02/26	4.7%
Citigroup Global Markets, Inc. U.S. Treasury Repo, 3.82%, due 01/02/26	4.7%
BNP Paribas Securities Corp. U.S. Treasury Repo, 3.83%, due 01/02/26	4.7%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.0%
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo, 3.82%, due 01/02/26	1.9%
U.S. Treasury Bills, 4.30%, due 01/08/26	1.8%
U.S. Treasury Bills, 4.08%, due 02/19/26	1.8%
U.S. Treasury Bills, 4.26%, due 01/02/26	1.8%
U.S. Treasury Bills, 4.24%, due 01/02/26	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR ELMXX

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Elfun Government Money Market Fund (the “Fund,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Code is combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services normally provided by EY in connection with the Registrant’s statutory and regulatory filings and engagements were $21,989 and $24,789, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees for assurance and related services by EY that were reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal year ended December 31, 2025, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $8,335. For the fiscal year ended December 31, 2024, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $2,159.

(d)	All Other Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Registrant, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that (i) relate directly to the operations and financial reporting of the Registrant and (ii) were pre-approved by the Registrant’s Audit Committee were approximately $9,761,443 and $9,556,710, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Fund’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate non-audit fees billed by EY for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were approximately $37,900,000 and $36,700,000 respectively.

(h)

EY notified the Fund’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2025
Elfun Funds
Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Income Fund
Elfun Government Money Market Fund

Elfun Funds
Annual Financial Statements and Other Information
December 31, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

[This page intentionally left blank]

Elfun International Equity Fund
Schedule of Investments — December 31, 2025
	Number of Shares	Fair Value
Common Stock - 97.0% †
Brazil - 1.0%
Embraer SA ADR	25,926	$1,668,857
Canada - 2.6%
Brookfield Corp.	54,702	2,514,915
Teck Resources Ltd., Class B	38,946	1,866,965
		4,381,880
Denmark - 3.3%
Coloplast AS, Class B	24,552	2,109,443
Novo Nordisk AS, Class B	64,327	3,289,885
		5,399,328
France - 17.0%
Air Liquide SA	19,289	3,630,526
AXA SA	50,080	2,409,123
BNP Paribas SA	25,731	2,441,457
Cie de Saint-Gobain SA	23,584	2,408,639
Dassault Systemes SE	49,323	1,380,990
EssilorLuxottica SA	9,073	2,875,998
LVMH Moet Hennessy Louis Vuitton SE	5,985	4,533,761
Safran SA	13,163	4,597,593
Schneider Electric SE	14,298	3,944,510
		28,222,597
Germany - 7.1%
adidas AG	8,542	1,695,936
Infineon Technologies AG	49,027	2,172,485
Rheinmetall AG	413	757,160
RWE AG	65,541	3,483,873
SAP SE	14,832	3,629,343
		11,738,797
Hong Kong - 1.8%
AIA Group Ltd.	291,767	2,995,077
Ireland - 1.3%
Experian PLC	48,743	2,204,842
Japan - 18.8%
Daikin Industries Ltd.	19,300	2,472,449
Disco Corp.	8,000	2,458,515
Hoya Corp.	11,952	1,806,011
Keyence Corp.	8,100	2,929,012
Komatsu Ltd.	82,000	2,615,714
Mitsubishi UFJ Financial Group, Inc.	308,826	4,911,820
	Number of Shares	Fair Value
Murata Manufacturing Co. Ltd.	136,973	$2,836,546
Recruit Holdings Co. Ltd.	42,300	2,387,496
Sony Group Corp.	190,800	4,898,269
Tokio Marine Holdings, Inc.	102,294	3,796,256
		31,112,088
Netherlands - 7.4%
ASML Holding NV	5,217	5,645,518
ING Groep NV	159,245	4,490,479
Universal Music Group NV	80,168	2,093,029
		12,229,026
Norway - 0.6%
Equinor ASA	43,976	1,033,257
Singapore - 1.8%
United Overseas Bank Ltd.	107,300	2,925,302
Spain - 2.8%
Cellnex Telecom SA (a)(b)	67,759	2,182,868
Industria de Diseno Textil SA	37,801	2,501,237
		4,684,105
Sweden - 1.9%
Assa Abloy AB, Class B	81,888	3,188,007
Switzerland - 9.8%
Alcon AG	25,083	2,003,474
DSM-Firmenich AG	21,443	1,731,634
Nestle SA	33,953	3,374,515
Novartis AG	15,282	2,114,114
Roche Holding AG	12,520	5,186,575
Sika AG	8,558	1,756,429
		16,166,741
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	1,085,279
United Kingdom - 18.1%
Ashtead Group PLC	35,383	2,420,524
AstraZeneca PLC	24,892	4,617,026
Coca-Cola Europacific Partners PLC	28,897	2,620,958
Croda International PLC	51,790	1,877,340
Diageo PLC	76,181	1,643,062
London Stock Exchange Group PLC	32,016	3,855,010
Prudential PLC (c)	204,799	3,152,695
Rentokil Initial PLC	429,877	2,587,471

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Spirax Group PLC	21,873	$2,006,462
Standard Chartered PLC	209,539	5,135,131
		29,915,679
United States - 1.0%
MercadoLibre, Inc. (b)	831	1,673,850
Total Common Stock (Cost $98,010,407)		160,624,712
Short-Term Investments - 2.7%
State Street Institutional Treasury Money Market Fund - Premier Class 3.70% (d)(e)	2,489,433	2,489,433
	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (d)(e)	2,023,286	$2,023,286
Total Short-Term Investments (Cost $4,512,719)		4,512,719
Total Investments (Cost $102,523,126)		165,137,431
Other Assets and Liabilities, net - 0.3%		496,746
NET ASSETS - 100.0%		$165,634,177

Other Information:
The Fund had the following long futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	March 2026	21	$3,044,770	$3,047,174	$2,404
During the year ended December 31, 2025, the average notional values related to long and short futures contracts were $2,056,122 and $154,077, respectively.
Notes to Schedule of Investments – December 31, 2025
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to $2,182,868 or 1.32% of the net assets of the Elfun International Equity Fund.
(b)	Non-income producing security.
(c)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
Abbreviations:
ADR - American Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.
2	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — December 31, 2025
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$160,624,712	$—	$—	$160,624,712
Short-Term Investments	4,512,719	—	—	4,512,719
Total Investments in Securities	$165,137,431	$—	$—	$165,137,431
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$2,404	$—	$—	$2,404
Total Other Financial Instruments	$2,404	$—	$—	$2,404

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	1,538,053	$1,538,053	$16,957,247	$16,005,867	$—	$—	2,489,433	$2,489,433	$98,023
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,081,378	1,081,378	16,857,259	15,915,351	—	—	2,023,286	2,023,286	81,891
TOTAL		$2,619,431	$33,814,506	$31,921,218	$—	$—		$4,512,719	$179,914
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	3

Elfun Trusts
Schedule of Investments — December 31, 2025
	Number of Shares	Fair Value
Common Stock - 99.3% †
Application Software - 3.1%
Salesforce, Inc.	276,930	$73,361,526
Synopsys, Inc. (a)	147,106	69,098,631
		142,460,157
Broadline Retail - 5.5%
Amazon.com, Inc. (a)	1,081,578	249,649,834
Construction Materials - 1.2%
Martin Marietta Materials, Inc.	83,764	52,156,492
Consumer Staples Merchandise Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	809,533	72,882,256
Data Center REITs - 1.6%
Equinix, Inc.	95,759	73,366,715
Data Processing & Outsourced Services - 1.1%
Broadridge Financial Solutions, Inc.	224,243	50,044,310
Diversified Banks - 4.5%
Bank of America Corp.	1,526,120	83,936,600
JPMorgan Chase & Co.	368,078	118,602,093
		202,538,693
Electrical Components & Equipment - 3.5%
Eaton Corp. PLC	222,073	70,732,471
Emerson Electric Co.	665,446	88,317,993
		159,050,464
Environmental & Facilities Services - 1.6%
Waste Management, Inc.	336,384	73,906,929
Financial Exchanges & Data - 3.5%
Intercontinental Exchange, Inc.	401,928	65,096,259
S&P Global, Inc.	174,989	91,447,501
		156,543,760
Healthcare Equipment - 3.2%
Abbott Laboratories	707,792	88,679,260
Dexcom, Inc. (a)	844,815	56,070,371
		144,749,631
Home Improvement Retail - 1.7%
Home Depot, Inc.	224,700	77,319,270
	Number of Shares	Fair Value
Industrial Gases - 1.5%
Linde PLC	160,910	$68,610,415
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	66,478	58,431,503
Integrated Oil & Gas - 1.9%
Exxon Mobil Corp.	714,229	85,950,318
Interactive Media & Services - 12.0%
Alphabet, Inc., Class A	457,375	143,158,375
Alphabet, Inc., Class C	652,597	204,784,939
Meta Platforms, Inc., Class A	294,702	194,529,843
		542,473,157
Investment Banking & Brokerage - 1.7%
Goldman Sachs Group, Inc.	87,973	77,328,267
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	140,646	81,497,325
Multi-Utilities - 1.2%
CMS Energy Corp.	796,536	55,701,762
Oil & Gas Exploration & Production - 1.0%
EQT Corp.	819,468	43,923,485
Passenger Ground Transportation - 1.4%
Uber Technologies, Inc. (a)	788,185	64,402,596
Pharmaceuticals - 4.5%
Eli Lilly & Co.	106,676	114,642,564
Johnson & Johnson	443,589	91,800,743
		206,443,307
Semiconductor Materials & Equipment - 1.7%
Applied Materials, Inc.	301,377	77,450,875
Semiconductors - 15.4%
Advanced Micro Devices, Inc. (a)	417,483	89,408,159
Broadcom, Inc.	418,719	144,918,646
NVIDIA Corp.	2,490,447	464,468,366
		698,795,171
Systems Software - 9.4%
Microsoft Corp.	756,821	366,013,772
ServiceNow, Inc. (a)	408,062	62,511,018
		428,524,790

See Notes to Schedules of Investments and Notes to Financial Statements.
4	Elfun Trusts

Elfun Trusts
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	1,135,518	$308,701,924
Trading Companies & Distributors - 1.2%
United Rentals, Inc.	68,426	55,378,530
Transaction & Payment Processing Services - 3.3%
Mastercard, Inc., Class A	66,823	38,147,914
Visa, Inc., Class A	322,330	113,044,355
		151,192,269
Water Utilities - 1.1%
American Water Works Co., Inc.	368,910	48,142,755
Total Common Stock (Cost $1,876,682,705)		4,507,616,960
Short-Term Investments - 0.7%
State Street Institutional Treasury Money Market Fund - Premier Class 3.70% (b)(c)	19,236,161	19,236,161
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (b)(c)	13,734,945	13,734,945
Total Short-Term Investments (Cost $32,971,106)		32,971,106
Total Investments (Cost $1,909,653,811)		4,540,588,066
Liabilities in Excess of Other Assets, net - (0.0)%*		(906,070)
NET ASSETS - 100.0%		$4,539,681,996
Notes to Schedule of Investments – December 31, 2025
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,507,616,960	$—	$—	$4,507,616,960
Short-Term Investments	32,971,106	—	—	32,971,106
Total Investments in Securities	$4,540,588,066	$—	$—	$4,540,588,066

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Trusts	5

Elfun Trusts
Schedule of Investments, continued — December 31, 2025
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	14,719,792	$14,719,792	$340,406,779	$335,890,410	$—	$—	19,236,161	$19,236,161	$1,592,289
State Street Institutional U.S. Government Money Market Fund - Class G Shares	10,885,408	10,885,408	338,739,946	335,890,409	—	—	13,734,945	13,734,945	1,422,613
TOTAL		$25,605,200	$679,146,725	$671,780,819	$—	$—		$32,971,106	$3,014,902
See Notes to Schedules of Investments and Notes to Financial Statements.
6	Elfun Trusts

Elfun Diversified Fund
Schedule of Investments — December 31, 2025
	Number of Shares	Fair Value
Domestic Equity - 43.8% †
Common Stock - 43.8%
Advertising - 0.0%*
Omnicom Group, Inc.	448	$36,176
Trade Desk, Inc., Class A (a)	612	23,232
		59,408
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)(b)	112	63,608
Boeing Co. (a)(b)	1,073	232,970
General Dynamics Corp. (b)	355	119,514
General Electric Co. (b)	1,467	451,880
Howmet Aerospace, Inc. (b)	558	114,401
Huntington Ingalls Industries, Inc.	52	17,684
L3Harris Technologies, Inc. (b)	264	77,502
Lockheed Martin Corp. (b)	283	136,879
Northrop Grumman Corp. (b)	186	106,059
RTX Corp. (b)	1,864	341,858
Textron, Inc.	241	21,008
TransDigm Group, Inc. (b)	78	103,728
		1,787,091
Agricultural & Farm Machinery - 0.1%
Deere & Co. (b)	349	162,484
Agricultural Products & Services - 0.0%*
Archer-Daniels-Midland Co.	675	38,806
Bunge Global SA	184	16,390
		55,196
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	162	26,043
Expeditors International of Washington, Inc.	184	27,418
FedEx Corp. (b)	306	88,391
United Parcel Service, Inc., Class B (b)	1,040	103,158
		245,010
Apparel Retail - 0.2%
Ross Stores, Inc. (b)	460	82,864
TJX Cos., Inc. (b)	1,546	237,481
		320,345
Apparel, Accessories & Luxury Goods - 0.0%*
Lululemon Athletica, Inc. (a)	148	30,756
Ralph Lauren Corp.	51	18,034
	Number of Shares	Fair Value
Tapestry, Inc.	282	$36,031
		84,821
Application Software - 1.2%
Adobe, Inc. (a)(b)	583	204,044
AppLovin Corp., Class A (a)(b)	376	253,356
Autodesk, Inc. (a)(b)	295	87,323
Cadence Design Systems, Inc. (a)(b)	383	119,718
Datadog, Inc., Class A (a)(b)	459	62,419
Fair Isaac Corp. (a)(b)	33	55,791
Intuit, Inc. (b)	387	256,357
Palantir Technologies, Inc., Class A (a)(b)	3,177	564,712
PTC, Inc. (a)	174	30,313
Roper Technologies, Inc. (b)	151	67,215
Salesforce, Inc. (b)	1,330	352,330
Synopsys, Inc. (a)(b)	260	122,127
Tyler Technologies, Inc. (a)	60	27,237
Workday, Inc., Class A (a)(b)	304	65,293
		2,268,235
Asset Management & Custody Banks - 0.5%
Ameriprise Financial, Inc. (b)	132	64,725
ARES Management Corp., Class A (b)	289	46,711
Bank of New York Mellon Corp. (b)	967	112,259
Blackrock, Inc. (b)	200	214,068
Blackstone, Inc. (b)	1,025	157,993
Franklin Resources, Inc.	461	11,013
Invesco Ltd.	581	15,263
KKR & Co., Inc. (b)	964	122,891
Northern Trust Corp.	258	35,240
State Street Corp. (b)(c)	388	50,056
T. Rowe Price Group, Inc.	300	30,714
		860,933
Automobile Manufacturers - 1.0%
Ford Motor Co. (b)	5,503	72,199
General Motors Co. (b)	1,289	104,822
Tesla, Inc. (a)(b)	3,910	1,758,405
		1,935,426
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	318	24,197
Automotive Retail - 0.1%
AutoZone, Inc. (a)(b)	23	78,004

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Carvana Co. (a)(b)	195	$82,294
O'Reilly Automotive, Inc. (a)(b)	1,170	106,716
		267,014
Biotechnology - 0.7%
AbbVie, Inc. (b)	2,458	561,628
Amgen, Inc. (b)	748	244,828
Biogen, Inc. (a)	202	35,550
Gilead Sciences, Inc. (b)	1,728	212,094
Incyte Corp. (a)	236	23,310
Moderna, Inc. (a)	449	13,241
Regeneron Pharmaceuticals, Inc. (b)	139	107,290
Vertex Pharmaceuticals, Inc. (a)(b)	352	159,583
		1,357,524
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	223	10,410
Broadcasting - 0.0%*
Fox Corp., Class A	285	20,825
Fox Corp., Class B	176	11,427
Paramount Skydance Corp., Class B	512	6,861
		39,113
Broadline Retail - 1.7%
Amazon.com, Inc. (a)(b)	13,536	3,124,380
eBay, Inc. (b)	642	55,918
		3,180,298
Building Products - 0.2%
A.O. Smith Corp.	137	9,163
Allegion PLC	117	18,629
Builders FirstSource, Inc. (a)	146	15,022
Carrier Global Corp. (b)	1,128	59,603
Johnson Controls International PLC (b)	844	101,069
Lennox International, Inc.	44	21,366
Masco Corp.	285	18,086
Trane Technologies PLC (b)	311	121,041
		363,979
Cable & Satellite - 0.1%
Charter Communications, Inc., Class A (a)	116	24,215
	Number of Shares	Fair Value
Comcast Corp., Class A (b)	5,044	$150,765
		174,980
Cargo Ground Transportation - 0.0%*
JB Hunt Transport Services, Inc.	100	19,434
Old Dominion Freight Line, Inc. (b)	258	40,454
		59,888
Casinos & Gaming - 0.0%*
Las Vegas Sands Corp.	399	25,971
MGM Resorts International (a)	274	9,998
Wynn Resorts Ltd.	118	14,199
		50,168
Commodity Chemicals - 0.0%*
Dow, Inc.	1,028	24,035
LyondellBasell Industries NV, Class A	338	14,635
		38,670
Communications Equipment - 0.4%
Arista Networks, Inc. (a)(b)	1,434	187,897
Cisco Systems, Inc. (b)	5,479	422,047
F5, Inc. (a)	79	20,166
Motorola Solutions, Inc. (b)	231	88,547
		718,657
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	282	18,874
Construction & Engineering - 0.1%
Comfort Systems USA, Inc. (b)	48	44,798
EMCOR Group, Inc.	62	37,931
Quanta Services, Inc. (b)	210	88,633
		171,362
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc. (b)	651	372,938
Cummins, Inc. (b)	194	99,027
PACCAR, Inc. (b)	739	80,928
Westinghouse Air Brake Technologies Corp. (b)	241	51,442
		604,335
Construction Materials - 0.1%
CRH PLC (b)	928	115,814

See Notes to Schedules of Investments and Notes to Financial Statements.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Martin Marietta Materials, Inc. (b)	85	$52,926
Vulcan Materials Co. (b)	186	53,051
		221,791
Consumer Electronics - 0.0%*
Garmin Ltd. (b)	226	45,844
Consumer Finance - 0.3%
American Express Co. (b)	750	277,462
Capital One Financial Corp. (b)	885	214,489
Synchrony Financial (b)	486	40,547
		532,498
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp. (b)	616	531,201
Dollar General Corp. (b)	303	40,229
Dollar Tree, Inc. (a)	263	32,352
Target Corp. (b)	633	61,876
Walmart, Inc. (b)	6,099	679,490
		1,345,148
Copper - 0.1%
Freeport-McMoRan, Inc. (b)	2,025	102,850
Data Center REITs - 0.1%
Digital Realty Trust, Inc. (b)	456	70,548
Equinix, Inc. (b)	136	104,198
		174,746
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	164	36,600
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B	243	6,333
Constellation Brands, Inc., Class A	189	26,074
		32,407
Distributors - 0.0%*
Genuine Parts Co.	192	23,609
Pool Corp.	39	8,921
		32,530
Diversified Banks - 1.5%
Bank of America Corp. (b)	9,342	513,810
Citigroup, Inc. (b)	2,497	291,375
	Number of Shares	Fair Value
Fifth Third Bancorp (b)	911	$42,644
JPMorgan Chase & Co. (b)	3,787	1,220,247
KeyCorp	1,338	27,616
PNC Financial Services Group, Inc. (b)	543	113,341
U.S. Bancorp (b)	2,156	115,044
Wells Fargo & Co. (b)	4,364	406,725
		2,730,802
Diversified Financial Services - 0.1%
Apollo Global Management, Inc. (b)	655	94,818
Diversified Support Services - 0.1%
Cintas Corp. (b)	473	88,957
Copart, Inc. (a)(b)	1,258	49,251
		138,208
Electric Utilities - 0.7%
Alliant Energy Corp.	354	23,013
American Electric Power Co., Inc. (b)	755	87,059
Constellation Energy Corp. (b)	433	152,966
Duke Energy Corp. (b)	1,089	127,642
Edison International	529	31,751
Entergy Corp. (b)	627	57,954
Evergy, Inc.	336	24,357
Eversource Energy	534	35,954
Exelon Corp. (b)	1,421	61,941
FirstEnergy Corp.	748	33,488
NextEra Energy, Inc. (b)	2,897	232,571
NRG Energy, Inc. (b)	264	42,039
PG&E Corp. (b)	3,102	49,849
Pinnacle West Capital Corp.	176	15,611
PPL Corp.	1,036	36,281
Southern Co. (b)	1,543	134,550
Xcel Energy, Inc. (b)	840	62,042
		1,209,068
Electrical Components & Equipment - 0.2%
AMETEK, Inc. (b)	322	66,110
Eaton Corp. PLC (b)	540	171,995
Emerson Electric Co. (b)	779	103,389
Generac Holdings, Inc. (a)	92	12,546
Hubbell, Inc.	73	32,420
Rockwell Automation, Inc. (b)	158	61,473
		447,933

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Electronic Components - 0.2%
Amphenol Corp., Class A (b)	1,700	$229,738
Corning, Inc. (b)	1,081	94,652
		324,390
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)(b)	241	48,969
Teledyne Technologies, Inc. (a)	68	34,730
Trimble, Inc. (a)	348	27,266
Zebra Technologies Corp., Class A (a)	69	16,754
		127,719
Electronic Manufacturing Services - 0.0%*
Jabil, Inc.	147	33,519
Environmental & Facilities Services - 0.1%
Republic Services, Inc. (b)	285	60,400
Rollins, Inc.	385	23,108
Veralto Corp.	347	34,623
Waste Management, Inc. (b)	514	112,931
		231,062
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	221	17,092
Corteva, Inc. (b)	954	63,947
Mosaic Co.	466	11,226
		92,265
Financial Exchanges & Data - 0.5%
Cboe Global Markets, Inc.	144	36,144
CME Group, Inc. (b)	505	137,905
Coinbase Global, Inc., Class A (a)(b)	323	73,043
FactSet Research Systems, Inc.	55	15,961
Intercontinental Exchange, Inc. (b)	791	128,110
Moody's Corp. (b)	212	108,300
MSCI, Inc. (b)	104	59,668
Nasdaq, Inc. (b)	635	61,678
S&P Global, Inc. (b)	432	225,759
		846,568
Food Distributors - 0.0%*
Sysco Corp. (b)	656	48,341
	Number of Shares	Fair Value
Food Retail - 0.0%*
Kroger Co. (b)	845	$52,796
Footwear - 0.1%
Deckers Outdoor Corp. (a)	198	20,527
NIKE, Inc., Class B (b)	1,668	106,268
		126,795
Gas Utilities - 0.0%*
Atmos Energy Corp.	231	38,723
Gold - 0.1%
Newmont Corp. (b)	1,515	151,273
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	226	11,060
Healthpeak Properties, Inc.	1,019	16,386
Ventas, Inc. (b)	639	49,446
Welltower, Inc. (b)	944	175,216
		252,108
Healthcare Distributors - 0.2%
Cardinal Health, Inc. (b)	337	69,253
Cencora, Inc. (b)	269	90,855
Henry Schein, Inc. (a)	134	10,128
McKesson Corp. (b)	171	140,270
		310,506
Healthcare Equipment - 0.9%
Abbott Laboratories (b)	2,417	302,826
Baxter International, Inc.	639	12,211
Becton Dickinson & Co. (b)	404	78,404
Boston Scientific Corp. (a)(b)	2,059	196,326
Dexcom, Inc. (a)	548	36,371
Edwards Lifesciences Corp. (a)(b)	803	68,456
GE HealthCare Technologies, Inc. (b)	626	51,345
Hologic, Inc. (a)	305	22,719
IDEXX Laboratories, Inc. (a)(b)	113	76,448
Insulet Corp. (a)	102	28,992
Intuitive Surgical, Inc. (a)(b)	495	280,348
Medtronic PLC (b)	1,781	171,083
ResMed, Inc. (b)	206	49,619
STERIS PLC	135	34,225
Stryker Corp. (b)	478	168,003

See Notes to Schedules of Investments and Notes to Financial Statements.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Zimmer Biomet Holdings, Inc.	288	$25,897
		1,603,273
Healthcare Facilities - 0.1%
HCA Healthcare, Inc. (b)	221	103,176
Universal Health Services, Inc., Class B	77	16,788
		119,964
Healthcare Services - 0.2%
Cigna Group (b)	370	101,835
CVS Health Corp. (b)	1,779	141,181
DaVita, Inc. (a)	54	6,135
Labcorp Holdings, Inc.	114	28,600
Quest Diagnostics, Inc.	152	26,377
		304,128
Healthcare Supplies - 0.0%*
Align Technology, Inc. (a)	90	14,054
Cooper Cos., Inc. (a)	292	23,932
Solventum Corp. (a)	217	17,195
		55,181
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc. (b)	378	247,049
Home Building - 0.1%
DR Horton, Inc. (b)	378	54,444
Lennar Corp., Class A	295	30,326
NVR, Inc. (a)	4	29,171
PulteGroup, Inc.	266	31,191
		145,132
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc.	167	29,825
Home Improvement Retail - 0.4%
Home Depot, Inc. (b)	1,384	476,234
Lowe's Cos., Inc. (b)	779	187,864
		664,098
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	901	15,975
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc., Class A (a)(b)	589	79,939
Booking Holdings, Inc. (b)	45	240,990
Carnival Corp. (a)(b)	1,516	46,299
Expedia Group, Inc. (b)	164	46,463
	Number of Shares	Fair Value
Hilton Worldwide Holdings, Inc. (b)	321	$92,207
Marriott International, Inc., Class A (b)	309	95,864
Norwegian Cruise Line Holdings Ltd. (a)	615	13,727
Royal Caribbean Cruises Ltd. (b)	351	97,901
		713,390
Household Products - 0.4%
Church & Dwight Co., Inc.	329	27,587
Clorox Co.	167	16,838
Colgate-Palmolive Co. (b)	1,117	88,265
Kimberly-Clark Corp. (b)	467	47,116
Procter & Gamble Co. (b)	3,249	465,614
		645,420
Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc. (b)	561	144,306
Dayforce, Inc. (a)	209	14,454
Paychex, Inc. (b)	459	51,491
Paycom Software, Inc.	76	12,111
		222,362
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	893	12,806
Vistra Corp. (b)	441	71,146
		83,952
Industrial Conglomerates - 0.2%
3M Co. (b)	744	119,115
Honeywell International, Inc. (b)	881	171,874
		290,989
Industrial Gases - 0.2%
Air Products & Chemicals, Inc. (b)	314	77,564
Linde PLC (b)	649	276,727
		354,291
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp.	189	36,900
Fortive Corp.	465	25,673
IDEX Corp.	102	18,150
Illinois Tool Works, Inc. (b)	366	90,146
Ingersoll Rand, Inc.	499	39,531

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Nordson Corp.	73	$17,551
Otis Worldwide Corp. (b)	552	48,217
Parker-Hannifin Corp. (b)	175	153,818
Pentair PLC	226	23,536
Snap-on, Inc.	72	24,811
Stanley Black & Decker, Inc.	202	15,004
Xylem, Inc. (b)	343	46,710
		540,047
Industrial REITs - 0.1%
Prologis, Inc. (b)	1,289	164,554
Insurance Brokers - 0.2%
Aon PLC, Class A (b)	297	104,805
Arthur J Gallagher & Co. (b)	356	92,129
Brown & Brown, Inc.	395	31,482
Marsh & McLennan Cos., Inc. (b)	680	126,154
Willis Towers Watson PLC (b)	129	42,389
		396,959
Integrated Oil & Gas - 0.6%
Chevron Corp. (b)	2,631	400,991
Exxon Mobil Corp. (b)	5,865	705,794
Occidental Petroleum Corp. (b)	995	40,914
		1,147,699
Integrated Telecommunication Services - 0.3%
AT&T, Inc. (b)	9,882	245,469
Verizon Communications, Inc. (b)	5,858	238,596
		484,065
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc. (b)	314	64,160
Take-Two Interactive Software, Inc. (a)(b)	246	62,983
		127,143
Interactive Media & Services - 3.6%
Alphabet, Inc., Class A (b)	8,095	2,533,735
Alphabet, Inc., Class C (b)	6,470	2,030,286
Match Group, Inc.	333	10,752
Meta Platforms, Inc., Class A (b)	3,030	2,000,073
		6,574,846
	Number of Shares	Fair Value
Internet Services & Infrastructure - 0.0%*
Akamai Technologies, Inc. (a)	193	$16,839
GoDaddy, Inc., Class A (a)	183	22,707
VeriSign, Inc.	115	27,939
		67,485
Investment Banking & Brokerage - 0.6%
Charles Schwab Corp. (b)	2,327	232,490
Goldman Sachs Group, Inc. (b)	417	366,543
Interactive Brokers Group, Inc., Class A	622	40,001
Morgan Stanley (b)	1,679	298,073
Raymond James Financial, Inc.	243	39,023
Robinhood Markets, Inc., Class A (a)(b)	1,088	123,053
		1,099,183
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A (b)	861	231,006
Cognizant Technology Solutions Corp., Class A (b)	671	55,693
EPAM Systems, Inc. (a)	72	14,751
Gartner, Inc. (a)	103	25,985
International Business Machines Corp. (b)	1,299	384,777
		712,212
Leisure Products - 0.0%*
Hasbro, Inc.	168	13,776
Life & Health Insurance - 0.1%
Aflac, Inc. (b)	653	72,006
Globe Life, Inc.	109	15,245
MetLife, Inc. (b)	785	61,968
Principal Financial Group, Inc.	271	23,905
Prudential Financial, Inc. (b)	496	55,988
		229,112
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (b)	395	53,748
Bio-Techne Corp.	203	11,938
Charles River Laboratories International, Inc. (a)	60	11,969
Danaher Corp. (b)	875	200,305
IQVIA Holdings, Inc. (a)(b)	238	53,648
Mettler-Toledo International, Inc. (a)(b)	29	40,431
Revvity, Inc.	159	15,383

See Notes to Schedules of Investments and Notes to Financial Statements.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Thermo Fisher Scientific, Inc. (b)	522	$302,473
Waters Corp. (a)	82	31,146
West Pharmaceutical Services, Inc.	98	26,964
		748,005
Managed Healthcare - 0.3%
Centene Corp. (a)	667	27,447
Elevance Health, Inc. (b)	307	107,619
Humana, Inc. (b)	167	42,774
Molina Healthcare, Inc. (a)	69	11,974
UnitedHealth Group, Inc. (b)	1,259	415,608
		605,422
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	365	19,334
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	229	32,632
Netflix, Inc. (a)(b)	5,892	552,434
TKO Group Holdings, Inc.	89	18,601
Walt Disney Co. (b)	2,491	283,401
Warner Bros Discovery, Inc. (a)(b)	3,434	98,968
		986,036
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	199	36,081
Camden Property Trust	140	15,411
Equity Residential	497	31,331
Essex Property Trust, Inc.	88	23,028
Mid-America Apartment Communities, Inc.	171	23,753
UDR, Inc.	381	13,975
		143,579
Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc., Class B (a)(b)	2,551	1,282,260
Multi-Utilities - 0.3%
Ameren Corp.	379	37,847
CenterPoint Energy, Inc.	898	34,429
CMS Energy Corp.	435	30,420
Consolidated Edison, Inc. (b)	509	50,554
Dominion Energy, Inc. (b)	1,201	70,367
DTE Energy Co.	291	37,533
NiSource, Inc.	686	28,647
	Number of Shares	Fair Value
Public Service Enterprise Group, Inc. (b)	694	$55,728
Sempra (b)	920	81,227
WEC Energy Group, Inc. (b)	455	47,984
		474,736
Office REITs - 0.0%*
BXP, Inc.	186	12,551
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (b)	1,387	63,164
Halliburton Co.	1,163	32,866
SLB Ltd. (b)	2,102	80,675
		176,705
Oil & Gas Exploration & Production - 0.2%
APA Corp.	491	12,010
ConocoPhillips (b)	1,717	160,728
Coterra Energy, Inc.	1,112	29,268
Devon Energy Corp.	879	32,198
Diamondback Energy, Inc.	259	38,935
EOG Resources, Inc. (b)	751	78,863
EQT Corp. (b)	865	46,364
Expand Energy Corp.	315	34,763
Texas Pacific Land Corp.	81	23,265
		456,394
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp. (b)	416	67,654
Phillips 66 Co. (b)	569	73,424
Valero Energy Corp. (b)	422	68,697
		209,775
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc. (b)	2,710	74,498
ONEOK, Inc. (b)	892	65,562
Targa Resources Corp. (b)	296	54,612
Williams Cos., Inc. (b)	1,693	101,766
		296,438
Other Specialized REITs - 0.0%*
Iron Mountain, Inc.	415	34,424
VICI Properties, Inc. (b)	1,501	42,208
		76,632
Other Specialty Retail - 0.0%*
Tractor Supply Co.	744	37,207

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Ulta Beauty, Inc. (a)	63	$38,116
		75,323
Packaged Foods & Meats - 0.2%
Campbell's Co.	249	6,940
Conagra Brands, Inc.	642	11,113
General Mills, Inc.	734	34,131
Hershey Co.	208	37,852
Hormel Foods Corp.	459	10,878
J.M. Smucker Co.	148	14,476
Kraft Heinz Co.	1,169	28,348
Lamb Weston Holdings, Inc.	178	7,456
McCormick & Co., Inc.	368	25,065
Mondelez International, Inc., Class A (b)	1,788	96,248
Tyson Foods, Inc., Class A	390	22,862
		295,369
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	3,331	27,781
Avery Dennison Corp.	106	19,279
International Paper Co.	766	30,173
Packaging Corp. of America	130	26,810
Smurfit WestRock PLC	721	27,881
		131,924
Passenger Airlines - 0.1%
Delta Air Lines, Inc. (b)	913	63,362
Southwest Airlines Co.	722	29,840
United Airlines Holdings, Inc. (a)(b)	452	50,543
		143,745
Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (a)(b)	2,887	235,897
Personal Care Products - 0.0%*
Estee Lauder Cos., Inc., Class A	341	35,710
Kenvue, Inc. (b)	2,693	46,454
		82,164
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co. (b)	2,851	153,783
Eli Lilly & Co. (b)	1,105	1,187,521
Johnson & Johnson (b)	3,351	693,490
Merck & Co., Inc. (b)	3,467	364,936
Pfizer, Inc. (b)	7,896	196,610
Viatris, Inc.	1,579	19,659
	Number of Shares	Fair Value
Zoetis, Inc. (b)	610	$76,750
		2,692,749
Property & Casualty Insurance - 0.4%
Allstate Corp. (b)	371	77,224
American International Group, Inc. (b)	738	63,136
Arch Capital Group Ltd. (a)(b)	510	48,919
Assurant, Inc.	66	15,896
Chubb Ltd. (b)	508	158,557
Cincinnati Financial Corp.	215	35,114
Erie Indemnity Co., Class A	39	11,179
Hartford Insurance Group, Inc. (b)	396	54,569
Loews Corp.	226	23,800
Progressive Corp. (b)	814	185,364
Travelers Cos., Inc. (b)	309	89,629
W.R. Berkley Corp.	436	30,572
		793,959
Publishing - 0.0%*
News Corp., Class A	555	14,497
News Corp., Class B	142	4,207
		18,704
Rail Transportation - 0.2%
CSX Corp. (b)	2,580	93,525
Norfolk Southern Corp. (b)	316	91,235
Union Pacific Corp. (b)	824	190,608
		375,368
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)(b)	412	66,246
CoStar Group, Inc. (a)(b)	596	40,075
		106,321
Regional Banks - 0.1%
Citizens Financial Group, Inc.	591	34,520
Huntington Bancshares, Inc.	2,206	38,274
M&T Bank Corp. (b)	208	41,908
Regions Financial Corp.	1,205	32,656
Truist Financial Corp. (b)	1,772	87,200
		234,558
Reinsurance - 0.0%*
Everest Group Ltd.	57	19,343

See Notes to Schedules of Investments and Notes to Financial Statements.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Research & Consulting Services - 0.1%
Equifax, Inc.	174	$37,755
Jacobs Solutions, Inc.	175	23,180
Leidos Holdings, Inc.	179	32,292
Verisk Analytics, Inc. (b)	197	44,067
		137,294
Restaurants - 0.4%
Chipotle Mexican Grill, Inc. (a)(b)	1,829	67,673
Darden Restaurants, Inc.	160	29,443
Domino's Pizza, Inc.	41	17,090
DoorDash, Inc., Class A (a)(b)	518	117,317
McDonald's Corp. (b)	990	302,574
Starbucks Corp. (b)	1,592	134,062
Yum! Brands, Inc. (b)	386	58,394
		726,553
Retail REITs - 0.1%
Federal Realty Investment Trust	98	9,878
Kimco Realty Corp.	990	20,067
Realty Income Corp. (b)	1,301	73,337
Regency Centers Corp.	215	14,842
Simon Property Group, Inc. (b)	452	83,670
		201,794
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	299	38,936
Public Storage (b)	222	57,609
		96,545
Semiconductor Materials & Equipment - 0.5%
Applied Materials, Inc. (b)	1,112	285,773
KLA Corp. (b)	183	222,360
Lam Research Corp. (b)	1,753	300,078
Qnity Electronics, Inc., Class W/I	295	24,087
Teradyne, Inc. (b)	221	42,777
		875,075
Semiconductors - 5.7%
Advanced Micro Devices, Inc. (a)(b)	2,264	484,858
Analog Devices, Inc. (b)	684	185,501
Broadcom, Inc. (b)	6,571	2,274,223
First Solar, Inc. (a)	150	39,185
Intel Corp. (a)(b)	6,157	227,193
Microchip Technology, Inc. (b)	761	48,491
	Number of Shares	Fair Value
Micron Technology, Inc. (b)	1,561	$445,525
Monolithic Power Systems, Inc. (b)	68	61,632
NVIDIA Corp. (b)	33,814	6,306,311
ON Semiconductor Corp. (a)	569	30,811
QUALCOMM, Inc. (b)	1,494	255,549
Skyworks Solutions, Inc.	204	12,936
Texas Instruments, Inc. (b)	1,266	219,638
		10,591,853
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	831	23,093
Soft Drinks & Non-alcoholic Beverages - 0.4%
Coca-Cola Co. (b)	5,382	376,256
Keurig Dr. Pepper, Inc. (b)	1,919	53,751
Monster Beverage Corp. (a)(b)	987	75,673
PepsiCo, Inc. (b)	1,900	272,688
		778,368
Specialty Chemicals - 0.2%
Albemarle Corp.	159	22,489
DuPont de Nemours, Inc.	590	23,718
Ecolab, Inc. (b)	360	94,507
International Flavors & Fragrances, Inc.	373	25,136
PPG Industries, Inc.	308	31,558
Sherwin-Williams Co. (b)	319	103,366
		300,774
Steel - 0.0%*
Nucor Corp. (b)	322	52,521
Steel Dynamics, Inc.	189	32,026
		84,547
Systems Software - 3.3%
Crowdstrike Holdings, Inc., Class A (a)(b)	348	163,129
Fortinet, Inc. (a)(b)	867	68,848
Gen Digital, Inc.	732	19,903
Microsoft Corp. (b)	10,342	5,001,598
Oracle Corp. (b)	2,333	454,725
Palo Alto Networks, Inc. (a)(b)	947	174,437
ServiceNow, Inc. (a)(b)	1,441	220,747
		6,103,387
Technology Distributors - 0.0%*
CDW Corp.	191	26,014

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc. (b)	20,562	$5,589,985
Dell Technologies, Inc., Class C (b)	430	54,129
Hewlett Packard Enterprise Co. (b)	1,843	44,269
HP, Inc.	1,283	28,585
NetApp, Inc.	269	28,807
Sandisk Corp. (a)(b)	195	46,289
Seagate Technology Holdings PLC (b)	300	82,617
Super Micro Computer, Inc. (a)	745	21,806
Western Digital Corp. (b)	474	81,656
		5,978,143
Telecom Tower REITs - 0.1%
American Tower Corp. (b)	658	115,525
Crown Castle, Inc. (b)	617	54,833
SBA Communications Corp.	146	28,241
		198,599
Timber REITs - 0.0%*
Weyerhaeuser Co.	1,057	25,040
Tobacco - 0.3%
Altria Group, Inc. (b)	2,356	135,847
Philip Morris International, Inc. (b)	2,164	347,106
		482,953
Trading Companies & Distributors - 0.1%
Fastenal Co. (b)	1,614	64,770
United Rentals, Inc. (b)	88	71,220
WW Grainger, Inc. (b)	62	62,561
		198,551
Transaction & Payment Processing Services - 1.0%
Block, Inc. (a)(b)	772	50,250
Corpay, Inc. (a)	96	28,889
Fidelity National Information Services, Inc. (b)	716	47,585
Fiserv, Inc. (a)(b)	742	49,840
Global Payments, Inc.	324	25,078
Jack Henry & Associates, Inc.	96	17,518
Mastercard, Inc., Class A (b)	1,140	650,803
PayPal Holdings, Inc. (b)	1,286	75,077
Visa, Inc., Class A (b)	2,347	823,116
		1,768,156
	Number of Shares	Fair Value
Water Utilities - 0.0%*
American Water Works Co., Inc.	273	$35,627
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	667	135,428
Total Common Stock (Cost $42,165,795)		81,152,921
Total Domestic Equity (Cost $42,165,795)		81,152,921
Foreign Equity - 0.1%
Common Stock - 0.1%
Electronic Manufacturing Services - 0.1%
TE Connectivity PLC (b)	408	92,824
Semiconductors - 0.0%*
NXP Semiconductors NV (b)	355	77,056
Total Common Stock (Cost $107,420)		169,880
Total Foreign Equity (Cost $107,420)		169,880
	Principal Amount
Bonds and Notes - 28.7%
U.S. Treasuries - 9.7%
U.S. Treasury Bonds
2.25% 08/15/46	$641,000	422,259
3.00% 08/15/48	1,612,600	1,196,096
4.13% 08/15/53	1,264,000	1,121,010
4.38% 08/15/43	147,000	140,592
4.75% 08/15/55	576,000	567,540
U.S. Treasury Inflation-Indexed Notes
1.63% 10/15/29	975,111	985,109
1.88% 07/15/34	1,443,910	1,450,453
U.S. Treasury Notes
0.75% 01/31/28	4,339,000	4,102,389
1.63% 05/15/31	414,000	370,950
3.50% 10/31/27 - 04/30/28	1,107,000	1,107,173
3.88% 04/30/30 - 08/15/33	2,443,000	2,432,984
4.00% 07/31/29 - 07/31/32	992,000	1,001,069
4.13% 02/15/27	1,600,000	1,610,375
4.25% 11/15/34 - 08/15/35	899,000	906,951
4.63% 04/30/29 - 05/31/31	613,000	634,761
Total U.S. Treasuries (Cost $17,878,499)		18,049,711

See Notes to Schedules of Investments and Notes to Financial Statements.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Agency Mortgage Backed - 7.5%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	$1,051,692	$955,735
4.50% 06/01/33 - 02/01/35	404	408
5.00% 07/01/35	4,959	5,076
5.50% 01/01/38 - 04/01/39	7,914	8,270
6.00% 06/01/33 - 11/01/37	19,776	20,955
6.50% 11/01/28	106	109
7.00% 12/01/29 - 08/01/36	5,192	5,603
7.50% 09/01/33	596	618
8.00% 07/01/30 - 11/01/30	499	513
8.50% 04/01/30	1,262	1,353
Federal National Mortgage Association
2.50% 03/01/51	529,745	448,280
3.00% 03/01/50	188,057	168,737
3.50% 08/01/45 - 01/01/48	427,139	402,048
4.00% 01/01/41 - 01/01/50	394,948	382,017
4.50% 07/01/33 - 12/01/48	188,566	187,590
5.00% 03/01/34 - 05/01/39	13,904	14,216
5.50% 07/01/33 - 01/01/39	29,660	30,884
6.00% 02/01/29 - 05/01/41	95,639	100,366
6.50% 07/01/29 - 08/01/36	2,517	2,675
7.00% 12/01/33	150	160
7.50% 12/01/26 - 03/01/33	831	855
8.00% 09/01/30	124	126
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60% 04/01/37 (d)	116	118
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	974,590	895,318
3.50% 08/20/48	163,594	152,316
4.00% 01/20/41 - 04/20/43	82,797	80,633
4.50% 08/15/33 - 03/20/41	33,302	33,404
5.00% 08/15/33	1,633	1,671
6.00% 07/15/33 - 04/15/34	2,262	2,368
6.50% 06/15/34 - 07/15/36	4,546	4,770
7.00% 04/15/28 - 10/15/36	1,110	1,166
7.50% 04/15/28	1,471	1,477
8.00% 05/15/30	74	76
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
1.93% 05/20/64 (d)(e)	619,509	23,375
	Principal Amount	Fair Value
Uniform Mortgage-Backed Security, TBA
2.00% 01/01/55 (f)	$2,324,755	$1,880,060
2.50% 01/01/55 (f)	3,065,599	2,593,049
3.00% 01/01/56 (f)	2,249,871	1,989,824
3.50% 01/01/56 (f)	3,750,000	3,466,339
Total Agency Mortgage Backed (Cost $14,384,898)		13,862,558
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	213,719
4.05% 09/25/28 (d)	71,000	71,338
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (e)	1,136	136
7.50% 07/15/27 (e)	228	8
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	15	14
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09% 09/25/43 (d)(e)	59,837	4,094
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (e)	2,816	340
5.00% 03/25/38 - 05/25/38 (e)	1,939	297
5.50% 12/25/33 (e)	669	98
6.00% 01/25/35 (e)	1,885	288
Federal National Mortgage Association REMICS
1.14% 12/25/42 (d)(e)	11,793	342
5.00% 09/25/40 (e)	1,618	152
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.01% 07/25/38 (d)(e)	2,340	190

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.56% 11/25/41 (d)(e)	$335,761	$37,873
Total Agency Collateralized Mortgage Obligations (Cost $480,811)		328,889
Asset Backed - 0.5%
RCKT Mortgage Trust
4.89% 11/25/55 (h)(i)	439,463	439,523
4.97% 11/25/55 (h)(i)	261,791	261,868
Towd Point Mortgage Trust
5.09% 10/25/65 (h)(i)	268,396	268,828
Total Asset Backed (Cost $969,642)		970,219
Corporate Notes - 7.6%
7-Eleven, Inc.
0.95% 02/10/26 (h)	52,000	51,820
Abbott Laboratories
3.75% 11/30/26	8,000	8,001
4.90% 11/30/46	5,000	4,709
AbbVie, Inc.
4.05% 11/21/39	4,000	3,571
4.25% 11/21/49	9,000	7,422
4.30% 05/14/36	4,000	3,838
4.40% 11/06/42	4,000	3,568
4.63% 10/01/42	3,000	2,737
4.70% 05/14/45	2,000	1,808
4.88% 11/14/48	3,000	2,734
5.05% 03/15/34	135,000	138,712
5.40% 03/15/54	9,000	8,756
5.50% 03/15/64	7,000	6,807
Advanced Micro Devices, Inc.
4.39% 06/01/52	20,000	16,923
AEP Texas, Inc.
3.45% 05/15/51	16,000	10,829
5.70% 05/15/34	26,000	27,130
AEP Transmission Co. LLC
5.40% 03/15/53	7,000	6,818
Aircastle Ltd.
4.25% 06/15/26	5,000	5,000
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33	11,000	9,005
2.95% 03/15/34	10,000	8,562
3.55% 03/15/52	8,000	5,433
	Principal Amount	Fair Value
Allstate Corp.
4.20% 12/15/46	$10,000	$8,243
Allstate Corp. (7.05% fixed rate until 01/30/26; 3.20% + 3 mo. Term SOFR thereafter)
7.05% 08/15/53 (d)	15,000	15,007
Ally Financial, Inc.
2.20% 11/02/28	14,000	13,245
Alphabet, Inc.
4.00% 05/15/30	11,000	11,029
4.10% 11/15/30	49,000	49,162
4.50% 05/15/35	33,000	32,818
5.25% 05/15/55	16,000	15,334
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41	24,000	21,969
4.00% 02/04/61	2,000	1,445
4.25% 08/09/42	2,000	1,669
4.45% 05/06/50	3,000	2,402
4.50% 05/02/43	3,000	2,563
Amazon.com, Inc.
1.50% 06/03/30	4,000	3,604
2.50% 06/03/50	16,000	9,587
2.70% 06/03/60	3,000	1,701
2.88% 05/12/41	7,000	5,310
3.15% 08/22/27	2,000	1,986
3.25% 05/12/61	4,000	2,557
4.05% 08/22/47	3,000	2,465
4.25% 08/22/57	3,000	2,409
Ameren Corp.
3.65% 02/15/26	4,000	3,996
American Electric Power Co., Inc.
2.30% 03/01/30	16,000	14,791
3.25% 03/01/50	2,000	1,335
American Honda Finance Corp.
5.85% 10/04/30	46,000	48,840
American Tower Corp.
1.50% 01/31/28	23,000	21,819
2.90% 01/15/30	3,000	2,849
3.80% 08/15/29	14,000	13,785
American Water Capital Corp.
2.95% 09/01/27	7,000	6,897
5.45% 03/01/54	25,000	24,305
Americold Realty Operating Partnership LP
5.41% 09/12/34	21,000	20,500
Amgen, Inc.
2.00% 01/15/32	128,000	111,576

See Notes to Schedules of Investments and Notes to Financial Statements.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
3.00% 01/15/52	$4,000	$2,583
3.15% 02/21/40	7,000	5,520
3.38% 02/21/50	3,000	2,137
4.66% 06/15/51	3,000	2,571
5.60% 03/02/43	11,000	11,061
5.65% 03/02/53	11,000	10,790
5.75% 03/02/63	10,000	9,767
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	194,394
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 02/01/36	18,000	17,826
4.90% 02/01/46	8,000	7,407
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30	7,000	6,835
5.55% 01/23/49	10,000	9,991
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	8,000	4,988
Apollo Debt Solutions BDC
6.90% 04/13/29	21,000	22,057
Apple, Inc.
2.20% 09/11/29	6,000	5,660
2.65% 02/08/51	28,000	17,343
2.80% 02/08/61	9,000	5,280
2.95% 09/11/49	3,000	2,009
3.35% 02/09/27	2,000	1,994
3.45% 02/09/45	11,000	8,547
3.85% 08/04/46	4,000	3,248
3.95% 08/08/52	6,000	4,762
4.85% 05/10/53	28,000	26,459
Applied Materials, Inc.
4.35% 04/01/47	2,000	1,720
Aptiv Swiss Holdings Ltd.
4.40% 10/01/46	3,000	2,442
ArcelorMittal SA
4.55% 03/11/26	54,000	54,023
6.00% 06/17/34	17,000	18,295
6.35% 06/17/54	28,000	29,509
6.80% 11/29/32	12,000	13,441
Archer-Daniels-Midland Co.
2.50% 08/11/26	3,000	2,974
ARES Capital Corp.
2.88% 06/15/28	15,000	14,337
Arthur J Gallagher & Co.
3.50% 05/20/51	4,000	2,794
	Principal Amount	Fair Value
Ascension Health
4.85% 11/15/53	$6,000	$5,412
Ashtead Capital, Inc.
5.55% 05/30/33 (h)	200,000	206,452
Astrazeneca Finance LLC
1.75% 05/28/28	21,000	20,053
5.00% 02/26/34	30,000	31,039
AstraZeneca PLC
3.00% 05/28/51	3,000	2,022
4.00% 01/17/29	2,000	2,005
4.38% 08/17/48	2,000	1,741
AT&T, Inc.
2.75% 06/01/31	78,000	71,650
3.55% 09/15/55	3,000	1,999
3.65% 06/01/51	39,000	27,436
3.85% 06/01/60	13,000	8,928
4.35% 03/01/29	20,000	20,105
4.50% 05/15/35	3,000	2,882
4.55% 03/09/49	3,000	2,485
4.75% 05/15/46	3,000	2,600
4.85% 03/01/39	4,000	3,805
5.40% 02/15/34	15,000	15,553
Athene Holding Ltd.
4.13% 01/12/28	3,000	2,997
6.15% 04/03/30	6,000	6,367
Atmos Energy Corp.
6.20% 11/15/53	9,000	9,725
AutoNation, Inc.
5.89% 03/15/35	28,000	29,007
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26	20,000	19,928
Bank of America Corp.
3.25% 10/21/27	22,000	21,803
4.18% 11/25/27	9,000	9,015
4.25% 10/22/26	69,000	69,119
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	28,000	26,699
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (d)	20,000	13,115
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42% 12/20/28 (d)	19,000	18,778

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56% 04/23/27 (d)	$7,000	$6,987
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71% 04/24/28 (d)	11,000	10,950
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85% 03/08/37 (d)	16,000	15,099
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95% 01/23/49 (d)	5,000	3,992
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24% 04/24/38 (d)	4,000	3,730
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27% 07/23/29 (d)	4,000	4,017
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (d)	36,000	37,124
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47% 01/23/35 (d)	105,000	109,371
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87% 09/15/34 (d)	79,000	84,307
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63% 09/20/26 (d)	29,000	28,828
Bank of Nova Scotia (6.82% fixed rate until 04/12/26; 2.91% + 3 mo. Term SOFR thereafter)
6.82% 04/12/26 (d)	16,000	15,921
	Principal Amount	Fair Value
BAT Capital Corp.
2.73% 03/25/31	$5,000	$4,608
4.39% 08/15/37	4,000	3,680
4.54% 08/15/47	3,000	2,491
4.63% 03/22/33	36,000	35,752
5.83% 02/20/31	77,000	81,699
6.00% 02/20/34	22,000	23,568
Baxter International, Inc.
1.92% 02/01/27	16,000	15,616
4.90% 12/15/30	32,000	32,214
5.65% 12/15/35	13,000	13,186
Baylor Scott & White Holdings
2.84% 11/15/50	3,000	1,900
Becton Dickinson & Co.
3.70% 06/06/27	10,000	9,962
4.67% 06/06/47	3,000	2,610
4.69% 12/15/44	2,000	1,771
Berkshire Hathaway Energy Co.
3.25% 04/15/28	2,000	1,971
3.70% 07/15/30	33,000	32,454
3.80% 07/15/48	2,000	1,517
4.25% 10/15/50	20,000	16,019
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	36,000	23,179
4.25% 01/15/49	6,000	5,042
Berry Global, Inc.
4.88% 07/15/26 (h)	6,000	6,002
BHP Billiton Finance USA Ltd.
5.25% 09/08/33	14,000	14,542
5.50% 09/08/53	4,000	3,980
BlackRock TCP Capital Corp.
6.95% 05/30/29	34,000	34,110
Block Financial LLC
2.50% 07/15/28	5,000	4,771
3.88% 08/15/30	3,000	2,889
Boardwalk Pipelines LP
4.80% 05/03/29	3,000	3,037
Boeing Co.
2.20% 02/04/26	37,000	36,931
2.70% 02/01/27	19,000	18,725
2.95% 02/01/30	3,000	2,843
3.25% 03/01/28	2,000	1,963
3.55% 03/01/38	2,000	1,684
3.75% 02/01/50	19,000	13,830
5.04% 05/01/27	22,000	22,225
5.15% 05/01/30	4,000	4,110
5.81% 05/01/50	20,000	19,700

See Notes to Schedules of Investments and Notes to Financial Statements.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Boston Properties LP
3.40% 06/21/29	$16,000	$15,488
Boston Scientific Corp.
4.70% 03/01/49	3,000	2,693
BP Capital Markets America, Inc.
3.00% 02/24/50	9,000	5,876
3.38% 02/08/61	19,000	12,427
4.81% 02/13/33	16,000	16,222
5.23% 11/17/34	51,000	52,653
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88% 03/22/30 (d)	13,000	12,917
Bristol-Myers Squibb Co.
1.45% 11/13/30	5,000	4,429
2.35% 11/13/40	2,000	1,424
3.55% 03/15/42	4,000	3,211
4.13% 06/15/39	4,000	3,634
4.25% 10/26/49	4,000	3,268
4.35% 11/15/47	3,000	2,536
4.55% 02/20/48	2,000	1,730
5.20% 02/22/34	28,000	29,118
Brixmor Operating Partnership LP
2.25% 04/01/28	16,000	15,354
3.90% 03/15/27	2,000	1,995
Broadcom, Inc.
3.19% 11/15/36 (h)	3,000	2,546
3.42% 04/15/33	35,000	32,403
3.47% 04/15/34	9,000	8,223
4.15% 11/15/30	10,000	9,959
4.30% 11/15/32	2,000	1,972
4.93% 05/15/37 (h)	13,000	12,830
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,701
Bunge Ltd. Finance Corp.
3.75% 09/25/27	3,000	2,991
Burlington Northern Santa Fe LLC
4.15% 12/15/48	3,000	2,458
4.55% 09/01/44	4,000	3,556
Cameron LNG LLC
3.30% 01/15/35 (h)	3,000	2,624
Campbell's Co.
5.40% 03/21/34	16,000	16,299
Canadian Natural Resources Ltd.
3.85% 06/01/27	3,000	2,992
	Principal Amount	Fair Value
4.95% 06/01/47	$2,000	$1,765
Canadian Pacific Railway Co.
1.75% 12/02/26	18,000	17,650
3.10% 12/02/51	3,000	1,995
3.50% 05/01/50	3,000	2,165
Capital One Financial Corp.
3.75% 07/28/26	13,000	12,965
Carlisle Cos., Inc.
2.20% 03/01/32	20,000	17,451
5.25% 09/15/35	6,000	6,125
5.55% 09/15/40	11,000	11,138
Carlyle Secured Lending, Inc.
6.75% 02/18/30	4,000	4,097
Carrier Global Corp.
2.72% 02/15/30	41,000	38,621
3.58% 04/05/50	3,000	2,214
5.90% 03/15/34	5,000	5,366
CBRE Services, Inc.
4.90% 01/15/33	62,000	62,290
Cenovus Energy, Inc.
2.65% 01/15/32	4,000	3,552
3.75% 02/15/52	3,000	2,099
Centene Corp.
2.45% 07/15/28	32,000	29,953
CGI, Inc.
4.95% 03/14/30 (h)	76,000	76,960
Charles Schwab Corp.
2.45% 03/03/27	128,000	126,080
2.90% 03/03/32	3,000	2,748
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00% 12/01/30 (d)	21,000	19,609
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (d)	40,000	41,524
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14% 08/24/34 (d)	22,000	23,977
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	53,000	37,678
3.70% 04/01/51	59,000	37,159
4.80% 03/01/50	17,000	12,782
6.55% 06/01/34	42,000	44,201

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Cheniere Energy, Inc.
5.65% 04/15/34	$14,000	$14,534
Chevron Corp.
2.24% 05/11/30	3,000	2,782
Chevron USA, Inc.
3.85% 01/15/28	9,000	9,022
Chubb INA Holdings LLC
4.35% 11/03/45	2,000	1,744
Cigna Group
2.40% 03/15/30	3,000	2,786
3.40% 03/15/50 - 03/15/51	9,000	6,262
4.38% 10/15/28	2,000	2,018
Cisco Systems, Inc.
5.30% 02/26/54	20,000	19,181
5.35% 02/26/64	20,000	18,956
5.90% 02/15/39	2,000	2,153
Citigroup, Inc.
4.45% 09/29/27	7,000	7,045
4.65% 07/23/48	16,000	14,132
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	24,000	22,855
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (d)	39,000	37,162
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88% 01/24/39 (d)	4,000	3,536
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	21,000	20,873
Clorox Co.
1.80% 05/15/30	20,000	18,024
CME Group, Inc.
2.65% 03/15/32	4,000	3,658
3.75% 06/15/28	3,000	3,004
CMS Energy Corp.
4.88% 03/01/44	3,000	2,681
Coca-Cola Co.
2.60% 06/01/50	4,000	2,479
2.75% 06/01/60	3,000	1,759
Comcast Corp.
2.65% 08/15/62	3,000	1,511
2.80% 01/15/51	3,000	1,741
2.89% 11/01/51	6,000	3,512
2.94% 11/01/56	5,000	2,812
	Principal Amount	Fair Value
2.99% 11/01/63	$3,000	$1,624
3.20% 07/15/36	2,000	1,705
3.25% 11/01/39	6,000	4,688
3.97% 11/01/47	15,000	11,228
5.17% 01/15/37 (h)	2,000	1,972
5.65% 06/01/54	21,000	19,698
Conagra Brands, Inc.
5.30% 11/01/38	3,000	2,867
ConocoPhillips Co.
4.30% 11/15/44	3,000	2,538
5.55% 03/15/54	12,000	11,570
5.70% 09/15/63	15,000	14,489
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26	10,000	9,892
3.35% 04/01/30	2,000	1,938
3.88% 06/15/47	2,000	1,552
3.95% 04/01/50	6,000	4,677
Constellation Brands, Inc.
3.15% 08/01/29	16,000	15,423
4.50% 05/09/47	3,000	2,510
Constellation Energy Generation LLC
6.50% 10/01/53	9,000	9,818
Continental Resources, Inc.
2.88% 04/01/32 (h)	10,000	8,722
COPT Defense Properties LP
2.00% 01/15/29	14,000	13,068
2.25% 03/15/26	4,000	3,983
2.75% 04/15/31	24,000	21,901
Corebridge Financial, Inc.
3.90% 04/05/32	58,000	55,070
Coterra Energy, Inc.
5.60% 03/15/34	43,000	44,345
5.90% 02/15/55	23,000	22,112
Crowdstrike Holdings, Inc.
3.00% 02/15/29	236,000	226,237
Crown Castle, Inc.
2.90% 03/15/27	28,000	27,597
3.30% 07/01/30	20,000	18,963
CSL Finance PLC
4.25% 04/27/32 (h)	16,000	15,733
5.11% 04/03/34 (h)	4,000	4,099
5.42% 04/03/54 (h)	4,000	3,802
CSX Corp.
4.50% 03/15/49 - 08/01/54	11,000	9,280
CubeSmart LP
4.38% 02/15/29	4,000	4,011

See Notes to Schedules of Investments and Notes to Financial Statements.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
CVS Health Corp.
3.00% 08/15/26	$5,000	$4,965
3.63% 04/01/27	6,000	5,967
3.75% 04/01/30	4,000	3,904
4.30% 03/25/28	3,000	3,011
4.78% 03/25/38	3,000	2,833
5.13% 07/20/45	2,000	1,808
5.30% 06/01/33 - 12/05/43	16,000	16,120
5.88% 06/01/53	3,000	2,913
6.05% 06/01/54	4,000	3,988
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75% 12/10/54 (d)	19,000	19,846
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00% 03/10/55 (d)	17,000	17,831
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (d)	150,000	147,538
DH Europe Finance II SARL
2.60% 11/15/29	3,000	2,843
3.25% 11/15/39	2,000	1,640
3.40% 11/15/49	3,000	2,160
Diamondback Energy, Inc.
3.13% 03/24/31	3,000	2,803
4.40% 03/24/51	3,000	2,407
5.40% 04/18/34	33,000	33,790
5.75% 04/18/54	9,000	8,512
Dick's Sporting Goods, Inc.
4.10% 01/15/52	48,000	35,085
Digital Realty Trust LP
3.60% 07/01/29	7,000	6,860
Discovery Communications LLC
3.95% 03/20/28	10,000	9,827
5.00% 09/20/37	2,000	1,601
Dollar General Corp.
3.50% 04/03/30	16,000	15,471
4.13% 04/03/50	2,000	1,574
Dominion Energy, Inc.
3.38% 04/01/30	16,000	15,433
Dover Corp.
2.95% 11/04/29	4,000	3,823
Dow Chemical Co.
2.10% 11/15/30	8,000	7,084
	Principal Amount	Fair Value
3.60% 11/15/50	$3,000	$1,938
4.25% 10/01/34	2,000	1,827
5.15% 02/15/34	12,000	11,924
5.55% 11/30/48	4,000	3,516
6.30% 03/15/33	11,000	11,660
DR Horton, Inc.
5.50% 10/15/35	20,000	20,813
DTE Energy Co.
2.85% 10/01/26	13,000	12,887
Duke Energy Carolinas LLC
3.95% 03/15/48	2,000	1,585
Duke Energy Corp.
2.55% 06/15/31	13,000	11,843
3.30% 06/15/41	16,000	12,336
3.50% 06/15/51	36,000	24,980
3.75% 09/01/46	28,000	21,225
Duke Energy Progress LLC
4.15% 12/01/44	9,000	7,509
DuPont de Nemours, Inc.
5.42% 11/15/48	1,000	952
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (h)	4,000	3,941
Eastern Energy Gas Holdings LLC
5.65% 10/15/54	18,000	17,428
Eastman Chemical Co.
4.65% 10/15/44	3,000	2,547
Eaton Corp.
3.10% 09/15/27	2,000	1,978
Elevance Health, Inc.
3.60% 03/15/51	4,000	2,853
3.70% 09/15/49	4,000	2,944
5.13% 02/15/53	3,000	2,710
5.65% 06/15/54	8,000	7,780
6.10% 10/15/52	7,000	7,215
Eli Lilly & Co.
5.00% 02/09/54	4,000	3,730
5.10% 02/09/64	20,000	18,449
Emera U.S. Finance LP
2.64% 06/15/31	16,000	14,463
Emerson Electric Co.
1.80% 10/15/27	21,000	20,318
2.75% 10/15/50	20,000	12,733
Enbridge Energy Partners LP
5.50% 09/15/40	2,000	1,987
Enbridge, Inc.
1.60% 10/04/26	41,000	40,276

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75% 07/15/80 (d)	$22,000	$22,186
Energy Transfer LP
5.25% 07/01/29	93,000	95,729
5.30% 04/01/44 - 04/15/47	6,000	5,395
5.35% 05/15/45	6,000	5,436
5.75% 02/15/33	6,000	6,298
5.95% 05/15/54	4,000	3,795
6.10% 12/01/28	30,000	31,547
6.40% 12/01/30	9,000	9,724
6.50% 02/01/42	3,000	3,164
Enterprise Products Operating LLC
4.25% 02/15/48	16,000	13,142
4.85% 01/31/34	42,000	42,454
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25% 08/16/77 (d)	3,000	2,992
EOG Resources, Inc.
5.10% 01/15/36	2,000	2,024
Equinix, Inc.
2.15% 07/15/30	5,000	4,538
ERP Operating LP
4.50% 07/01/44	4,000	3,558
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52	11,000	6,984
Eversource Energy
3.45% 01/15/50	4,000	2,839
Exelon Corp.
4.05% 04/15/30	7,000	6,936
4.45% 04/15/46	3,000	2,521
4.70% 04/15/50	3,000	2,569
5.60% 03/15/53	25,000	24,240
Expand Energy Corp.
6.75% 04/15/29 (h)	87,000	87,525
Expedia Group, Inc.
5.40% 02/15/35	20,000	20,530
Extra Space Storage LP
2.20% 10/15/30	3,000	2,715
3.90% 04/01/29	3,000	2,962
5.90% 01/15/31	27,000	28,640
Exxon Mobil Corp.
3.45% 04/15/51	4,000	2,877
	Principal Amount	Fair Value
FedEx Corp.
4.10% 02/01/45	$18,000	$14,251
Fidelity National Financial, Inc.
3.20% 09/17/51	8,000	5,082
Fidelity National Information Services, Inc.
3.10% 03/01/41	2,000	1,484
FirstEnergy Corp.
3.40% 03/01/50	10,000	6,914
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	12,000	10,218
Fiserv, Inc.
3.50% 07/01/29	20,000	19,398
4.40% 07/01/49	2,000	1,570
Florida Power & Light Co.
4.13% 02/01/42	5,000	4,353
Flowers Foods, Inc.
2.40% 03/15/31	4,000	3,536
Flowserve Corp.
2.80% 01/15/32	7,000	6,262
Fox Corp.
6.50% 10/13/33	16,000	17,646
Freeport-McMoRan, Inc.
4.25% 03/01/30	14,000	13,890
GA Global Funding Trust
1.63% 01/15/26 (h)	12,000	11,988
General Mills, Inc.
3.00% 02/01/51	6,000	3,882
General Motors Co.
5.20% 04/01/45	3,000	2,696
5.40% 04/01/48	2,000	1,818
6.80% 10/01/27	3,000	3,122
General Motors Financial Co., Inc.
1.25% 01/08/26	75,000	74,953
2.35% 01/08/31	4,000	3,595
5.25% 03/01/26	17,000	17,013
5.85% 04/06/30	57,000	59,897
6.10% 01/07/34	45,000	47,680
Genuine Parts Co.
2.75% 02/01/32	3,000	2,654
Georgia Power Co.
5.25% 03/15/34	120,000	123,942
Gilead Sciences, Inc.
2.60% 10/01/40	4,000	2,956
2.95% 03/01/27	3,000	2,971
3.65% 03/01/26	2,000	1,998
4.15% 03/01/47	3,000	2,490
4.60% 09/01/35	125,000	123,625

See Notes to Schedules of Investments and Notes to Financial Statements.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
5.25% 10/15/33	$7,000	$7,356
GlaxoSmithKline Capital PLC
3.38% 06/01/29	4,000	3,922
Goldman Sachs Group, Inc.
5.15% 05/22/45	2,000	1,873
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	15,000	14,739
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (d)	9,000	8,062
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (d)	7,000	5,134
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	10,000	7,707
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (d)	16,000	12,516
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81% 04/23/29 (d)	3,000	2,982
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02% 10/31/38 (d)	2,000	1,798
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22% 05/01/29 (d)	7,000	7,013
Graphic Packaging International LLC
1.51% 04/15/26 (h)	16,000	15,852
Halliburton Co.
5.00% 11/15/45	4,000	3,577
	Principal Amount	Fair Value
Hartford Insurance Group, Inc. (6.24% fixed rate until 01/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.24% 02/12/67 (d)(h)	$4,000	$3,793
HCA, Inc.
3.13% 03/15/27	76,000	75,213
3.38% 03/15/29	13,000	12,668
3.50% 09/01/30	4,000	3,848
3.63% 03/15/32	4,000	3,778
4.63% 03/15/52	13,000	10,607
5.60% 04/01/34	14,000	14,604
5.75% 03/01/35	21,000	22,041
6.00% 04/01/54	5,000	4,976
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (h)	4,000	3,630
3.20% 06/01/50 (h)	3,000	1,910
Healthcare Realty Holdings LP
2.00% 03/15/31	2,000	1,755
Hess Corp.
5.60% 02/15/41	3,000	3,103
5.80% 04/01/47	2,000	2,051
Highwoods Realty LP
4.13% 03/15/28	3,000	2,972
4.20% 04/15/29	6,000	5,902
7.65% 02/01/34	3,000	3,424
Home Depot, Inc.
2.70% 04/15/30	3,000	2,838
3.35% 04/15/50	3,000	2,119
3.50% 09/15/56	2,000	1,396
3.90% 12/06/28 - 06/15/47	6,000	5,400
4.50% 12/06/48	3,000	2,592
4.95% 06/25/34 - 09/15/52	74,000	75,451
5.30% 06/25/54	3,000	2,872
5.40% 06/25/64	5,000	4,783
Honeywell International, Inc.
1.75% 09/01/31	4,000	3,494
2.70% 08/15/29	4,000	3,817
5.25% 03/01/54	37,000	34,976
Hormel Foods Corp.
1.80% 06/11/30	15,000	13,547
Huntington Bancshares, Inc.
2.55% 02/04/30	9,000	8,395
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27% 01/15/31 (d)	40,000	41,182

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14% 11/18/39 (d)	$14,000	$14,598
Huntington Ingalls Industries, Inc.
2.04% 08/16/28	22,000	20,839
Hyundai Capital America
5.40% 01/08/31 (h)	80,000	82,670
Imperial Brands Finance PLC
5.50% 02/01/30 (h)	200,000	207,172
Indiana Michigan Power Co.
3.25% 05/01/51	3,000	1,996
Ingersoll Rand, Inc.
5.70% 08/14/33	24,000	25,427
Intel Corp.
2.00% 08/12/31	11,000	9,647
2.45% 11/15/29	11,000	10,265
2.80% 08/12/41	11,000	7,677
3.10% 02/15/60	2,000	1,123
5.63% 02/10/43	4,000	3,845
5.70% 02/10/53	4,000	3,729
Intercontinental Exchange, Inc.
1.85% 09/15/32	2,000	1,706
2.65% 09/15/40	2,000	1,486
Intuit, Inc.
5.50% 09/15/53	12,000	11,817
ITC Holdings Corp.
2.95% 05/14/30 (h)	20,000	18,877
J.M. Smucker Co.
6.50% 11/15/43 - 11/15/53	32,000	34,499
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75% 04/01/33	4,000	4,174
6.75% 03/15/34	24,000	26,469
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95% 04/20/35 (h)	31,000	32,581
Jefferies Financial Group, Inc.
5.88% 07/21/28	26,000	27,032
Johnson & Johnson
3.63% 03/03/37	3,000	2,728
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,441
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96% 01/25/33 (d)	$60,000	$55,030
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96% 05/13/31 (d)	37,000	34,929
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16% 04/22/42 (d)	8,000	6,205
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88% 07/24/38 (d)	4,000	3,591
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90% 01/23/49 (d)	28,000	22,327
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01% 04/23/29 (d)	3,000	2,997
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03% 07/24/48 (d)	3,000	2,450
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49% 03/24/31 (d)	41,000	41,339
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34% 01/23/35 (d)	14,000	14,518
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50% 01/24/36 (d)	40,000	41,844
Kenvue, Inc.
4.90% 03/22/33	87,000	88,785
5.05% 03/22/53	9,000	8,212

See Notes to Schedules of Investments and Notes to Financial Statements.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
5.20% 03/22/63	$3,000	$2,725
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,649
5.00% 03/01/43	4,000	3,642
6.38% 03/01/41	4,000	4,275
Kinder Morgan, Inc.
1.75% 11/15/26	48,000	47,129
5.05% 02/15/46	4,000	3,597
5.20% 06/01/33	4,000	4,116
KLA Corp.
3.30% 03/01/50	6,000	4,182
Kraft Heinz Foods Co.
5.20% 07/15/45	13,000	11,920
Kroger Co.
2.20% 05/01/30	2,000	1,840
4.65% 01/15/48	3,000	2,579
5.00% 09/15/34	84,000	84,495
5.50% 09/15/54	4,000	3,816
L3Harris Technologies, Inc.
3.85% 12/15/26	8,000	7,993
Las Vegas Sands Corp.
5.90% 06/01/27	28,000	28,535
6.20% 08/15/34	16,000	16,831
Leidos, Inc.
4.38% 05/15/30	35,000	34,954
5.40% 03/15/32	20,000	20,802
5.50% 03/15/35	28,000	29,087
5.75% 03/15/33	17,000	18,013
Liberty Mutual Group, Inc.
3.95% 05/15/60 (h)	2,000	1,386
Lockheed Martin Corp.
3.55% 01/15/26	2,000	2,000
3.80% 03/01/45	2,000	1,604
4.50% 05/15/36	2,000	1,961
Lowe's Cos., Inc.
1.30% 04/15/28	3,000	2,830
1.70% 09/15/28 - 10/15/30	41,000	38,103
3.00% 10/15/50	3,000	1,904
3.70% 04/15/46	3,000	2,270
4.05% 05/03/47	3,000	2,373
5.63% 04/15/53	11,000	10,676
LYB International Finance III LLC
3.63% 04/01/51	6,000	3,877
3.80% 10/01/60	2,000	1,249
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (d)	99,000	99,589
	Principal Amount	Fair Value
Mars, Inc.
4.80% 03/01/30 (h)	$16,000	$16,348
5.20% 03/01/35 (h)	31,000	31,835
5.70% 05/01/55 (h)	28,000	27,966
Marsh & McLennan Cos., Inc.
2.90% 12/15/51	18,000	11,394
Marvell Technology, Inc.
5.95% 09/15/33	20,000	21,381
Masco Corp.
3.50% 11/15/27	3,000	2,969
McCormick & Co., Inc.
1.85% 02/15/31	3,000	2,648
McDonald's Corp.
3.60% 07/01/30	12,000	11,775
3.63% 09/01/49	4,000	2,942
4.88% 12/09/45	4,000	3,645
Medtronic Global Holdings SCA
4.50% 03/30/33	42,000	42,159
Medtronic, Inc.
4.63% 03/15/45	2,000	1,832
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	9,000	7,238
Merck & Co., Inc.
1.90% 12/10/28	21,000	19,911
2.45% 06/24/50	3,000	1,762
2.75% 12/10/51	4,000	2,480
2.90% 12/10/61	4,000	2,326
4.00% 03/07/49	2,000	1,602
5.00% 05/17/53	4,000	3,679
Meritage Homes Corp.
3.88% 04/15/29 (h)	52,000	51,031
Meta Platforms, Inc.
3.85% 08/15/32	78,000	75,642
4.20% 11/15/30	8,000	8,015
4.45% 08/15/52	16,000	13,034
4.60% 11/15/32	13,000	13,107
MetLife, Inc.
4.72% 12/15/44	4,000	3,615
Micron Technology, Inc.
3.37% 11/01/41	9,000	6,879
3.48% 11/01/51	20,000	14,045
5.30% 01/15/31	14,000	14,503
5.65% 11/01/32	23,000	24,188
5.80% 01/15/35	75,000	79,051
Microsoft Corp.
2.40% 08/08/26	13,000	12,899
2.68% 06/01/60	4,000	2,295

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
2.92% 03/17/52	$23,000	$15,103
3.45% 08/08/36	2,000	1,826
3.50% 02/12/35	2,000	1,886
Mid-America Apartments LP
2.88% 09/15/51	12,000	7,636
Molson Coors Beverage Co.
4.20% 07/15/46	3,000	2,410
Morgan Stanley
3.63% 01/20/27	3,000	2,992
3.97% 07/22/38 (d)	4,000	3,601
4.35% 09/08/26	44,000	44,052
4.38% 01/22/47	4,000	3,455
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (d)	152,000	149,870
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	28,000	17,808
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94% 01/21/33 (d)	69,000	62,976
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47% 01/18/35 (d)	12,000	12,466
MPLX LP
2.65% 08/15/30	4,000	3,705
5.20% 12/01/47	2,000	1,780
MSCI, Inc.
5.25% 09/01/35	23,000	23,149
Mylan, Inc.
5.20% 04/15/48	3,000	2,440
Nasdaq, Inc.
5.95% 08/15/53	4,000	4,159
6.10% 06/28/63	3,000	3,142
NetApp, Inc.
5.50% 03/17/32	41,000	42,655
Netflix, Inc.
4.90% 08/15/34	14,000	14,345
5.40% 08/15/54	4,000	3,880
Nevada Power Co.
6.00% 03/15/54	5,000	5,123
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65% 05/01/79 (d)	4,000	4,040
	Principal Amount	Fair Value
NGPL PipeCo LLC
3.25% 07/15/31 (h)	$16,000	$14,706
Niagara Mohawk Power Corp.
5.66% 01/17/54 (h)	10,000	9,712
NIKE, Inc.
3.38% 03/27/50	3,000	2,151
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75% 07/15/56 (d)	58,000	58,449
Norfolk Southern Corp.
3.95% 10/01/42	3,000	2,493
Northern Trust Corp.
6.13% 11/02/32	16,000	17,450
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	18,000	12,657
NOV, Inc.
3.60% 12/01/29	4,000	3,899
Novant Health, Inc.
3.32% 11/01/61	7,000	4,475
Novartis Capital Corp.
2.20% 08/14/30	8,000	7,400
NRG Energy, Inc.
4.73% 10/15/30 (h)	33,000	32,990
5.41% 10/15/35 (h)	37,000	36,875
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43	43,000	43,549
5.40% 06/21/34	52,000	53,618
NVIDIA Corp.
2.85% 04/01/30	4,000	3,823
3.50% 04/01/50	3,000	2,225
Occidental Petroleum Corp.
6.13% 01/01/31	27,000	28,516
Oklahoma Gas & Electric Co.
3.25% 04/01/30	4,000	3,838
Oncor Electric Delivery Co. LLC
3.80% 09/30/47	2,000	1,533
ONEOK, Inc.
4.35% 03/15/29	3,000	3,010
5.80% 11/01/30	61,000	64,294
6.10% 11/15/32	13,000	13,916
6.63% 09/01/53	16,000	16,787
Oracle Corp.
1.65% 03/25/26	23,000	22,854
2.30% 03/25/28	2,000	1,908
2.65% 07/15/26	3,000	2,974
2.95% 04/01/30	12,000	11,072
3.60% 04/01/50	3,000	1,867

See Notes to Schedules of Investments and Notes to Financial Statements.
28	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
3.95% 03/25/51	$2,000	$1,316
4.00% 07/15/46 - 11/15/47	5,000	3,448
4.10% 03/25/61	5,000	3,223
5.55% 02/06/53	3,000	2,496
6.15% 11/09/29	14,000	14,611
6.90% 11/09/52	3,000	2,968
Otis Worldwide Corp.
2.57% 02/15/30	12,000	11,233
3.36% 02/15/50	20,000	14,231
Owens Corning
3.88% 06/01/30	30,000	29,456
4.40% 01/30/48	2,000	1,639
5.70% 06/15/34	99,000	103,976
5.95% 06/15/54	4,000	4,058
Pacific Gas & Electric Co.
2.10% 08/01/27	4,000	3,878
2.50% 02/01/31	14,000	12,601
3.00% 06/15/28	10,000	9,700
3.30% 08/01/40	14,000	10,619
3.50% 08/01/50	3,000	2,027
4.30% 03/15/45	11,000	8,739
PacifiCorp
2.70% 09/15/30	3,000	2,757
2.90% 06/15/52	49,000	28,753
5.80% 01/15/55	10,000	9,332
6.25% 10/15/37	4,000	4,177
Packaging Corp. of America
3.05% 10/01/51	13,000	8,465
Paramount Global
2.90% 01/15/27	2,000	1,967
3.70% 06/01/28	2,000	1,955
Parker-Hannifin Corp.
3.25% 06/14/29	2,000	1,946
4.50% 09/15/29	28,000	28,395
Patterson-UTI Energy, Inc.
7.15% 10/01/33	11,000	11,761
Paychex, Inc.
5.10% 04/15/30	31,000	31,903
5.60% 04/15/35	23,000	24,078
PayPal Holdings, Inc.
2.65% 10/01/26	4,000	3,965
3.25% 06/01/50	3,000	2,041
PepsiCo, Inc.
1.63% 05/01/30	2,000	1,812
2.63% 07/29/29	4,000	3,820
2.75% 10/21/51	19,000	11,930
Pfizer Investment Enterprises Pte. Ltd.
4.75% 05/19/33	117,000	118,317
	Principal Amount	Fair Value
5.30% 05/19/53	$4,000	$3,790
5.34% 05/19/63	6,000	5,571
Pfizer, Inc.
2.70% 05/28/50	20,000	12,510
3.90% 03/15/39	3,000	2,651
4.13% 12/15/46	3,000	2,476
4.40% 05/15/44	2,000	1,781
Philip Morris International, Inc.
2.10% 05/01/30	2,000	1,831
3.38% 08/15/29	3,000	2,926
4.13% 03/04/43	2,000	1,695
5.13% 02/15/30	12,000	12,402
5.25% 02/13/34	76,000	78,594
5.63% 11/17/29	14,000	14,720
Phillips 66 Co.
2.15% 12/15/30	35,000	31,421
3.15% 12/15/29	21,000	20,155
3.30% 03/15/52	11,000	7,162
3.75% 03/01/28	3,000	2,978
4.68% 02/15/45	3,000	2,548
Pilgrim's Pride Corp.
6.25% 07/01/33	4,000	4,271
6.88% 05/15/34	17,000	18,805
Pioneer Natural Resources Co.
1.13% 01/15/26	33,000	32,964
2.15% 01/15/31	28,000	25,414
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	3,000	2,916
PPL Capital Funding, Inc.
3.10% 05/15/26	5,000	4,981
Precision Castparts Corp.
4.38% 06/15/45	3,000	2,615
Progressive Corp.
3.00% 03/15/32	16,000	14,773
3.70% 03/15/52	3,000	2,254
Prologis LP
3.05% 03/01/50	3,000	2,004
5.00% 03/15/34	4,000	4,074
5.25% 03/15/54	4,000	3,804
Prudential Financial, Inc.
3.94% 12/07/49	8,000	6,201
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70% 09/15/48 (d)	4,000	4,041

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	29

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Public Service Co. of Colorado
3.70% 06/15/28	$3,000	$2,986
Public Storage Operating Co.
5.35% 08/01/53	5,000	4,836
QUALCOMM, Inc.
4.30% 05/20/47	3,000	2,521
4.50% 05/20/52	16,000	13,537
Quest Diagnostics, Inc.
2.95% 06/30/30	2,000	1,892
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	11,000	9,807
Regions Financial Corp.
1.80% 08/12/28	37,000	35,010
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72% 06/06/30 (d)	101,000	105,243
RenaissanceRe Holdings Ltd.
5.75% 06/05/33	16,000	16,733
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	4,000	2,482
Rio Tinto Finance USA PLC
5.25% 03/14/35	15,000	15,462
5.75% 03/14/55	16,000	16,309
5.88% 03/14/65	16,000	16,525
ROBLOX Corp.
3.88% 05/01/30 (h)	68,000	64,984
Rockwell Automation, Inc.
2.80% 08/15/61	4,000	2,304
4.20% 03/01/49	3,000	2,499
Ross Stores, Inc.
4.70% 04/15/27	2,000	2,007
Royal Caribbean Cruises Ltd.
5.38% 01/15/36	18,000	18,078
5.63% 09/30/31 (h)	73,000	74,642
Royalty Pharma PLC
1.75% 09/02/27	3,000	2,889
2.20% 09/02/30	2,000	1,814
3.30% 09/02/40	2,000	1,548
5.40% 09/02/34	9,000	9,220
RTX Corp.
1.90% 09/01/31	47,000	41,254
2.82% 09/01/51	39,000	24,327
3.13% 05/04/27	21,000	20,780
3.50% 03/15/27	3,000	2,985
4.15% 05/15/45	3,000	2,506
4.45% 11/16/38	4,000	3,759
6.10% 03/15/34	59,000	64,600
	Principal Amount	Fair Value
6.40% 03/15/54	$15,000	$16,510
Ryder System, Inc.
2.90% 12/01/26	24,000	23,769
Salesforce, Inc.
1.95% 07/15/31	15,000	13,351
2.70% 07/15/41	11,000	7,978
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	5,000	4,989
5.00% 06/01/34 (h)	56,000	56,636
Sealed Air Corp.
1.57% 10/15/26 (h)	57,000	55,778
Selective Insurance Group, Inc.
5.38% 03/01/49	2,000	1,846
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13% 04/01/52 (d)	26,000	25,526
Shell Finance U.S., Inc.
2.38% 11/07/29	61,000	57,541
3.13% 11/07/49 (h)	11,000	7,397
3.25% 04/06/50	5,000	3,452
3.75% 09/12/46	4,000	3,119
Simon Property Group LP
3.38% 06/15/27	3,000	2,980
Smith & Nephew PLC
5.40% 03/20/34	9,000	9,295
Sonoco Products Co.
4.60% 09/01/29	33,000	33,274
5.00% 09/01/34	28,000	27,737
South Bow USA Infrastructure Holdings LLC
5.58% 10/01/34	54,000	54,570
Southern California Edison Co.
4.00% 04/01/47	15,000	11,277
4.20% 03/01/29	12,000	11,915
5.65% 10/01/28	174,000	180,128
Southern Co.
3.25% 07/01/26	3,000	2,990
3.70% 04/30/30	27,000	26,360
Southwest Airlines Co.
2.63% 02/10/30	12,000	11,150
Southwestern Electric Power Co.
2.75% 10/01/26	3,000	2,971
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,985
4.50% 03/15/45	2,000	1,687

See Notes to Schedules of Investments and Notes to Financial Statements.
30	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Starbucks Corp.
4.00% 11/15/28	$2,000	$1,998
Stryker Corp.
1.95% 06/15/30	15,000	13,621
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43	28,000	30,328
Suncor Energy, Inc.
4.00% 11/15/47	3,000	2,280
Synopsys, Inc.
4.85% 04/01/30	39,000	39,814
5.15% 04/01/35	23,000	23,369
5.70% 04/01/55	23,000	22,835
Sysco Corp.
5.95% 04/01/30	2,000	2,121
6.60% 04/01/50	3,000	3,299
Take-Two Interactive Software, Inc.
3.70% 04/14/27	36,000	35,851
4.00% 04/14/32	3,000	2,909
Tampa Electric Co.
2.40% 03/15/31	16,000	14,581
3.45% 03/15/51	8,000	5,692
4.35% 05/15/44	10,000	8,506
Tanger Properties LP
2.75% 09/01/31	35,000	31,667
Tapestry, Inc.
3.05% 03/15/32	16,000	14,577
4.13% 07/15/27	3,000	2,998
5.10% 03/11/30	54,000	55,423
5.50% 03/11/35	35,000	35,812
Targa Resources Corp.
6.50% 03/30/34	42,000	45,879
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	40,000	40,018
Target Corp.
1.95% 01/15/27	4,000	3,928
Texas Instruments, Inc.
3.88% 03/15/39	3,000	2,677
Thermo Fisher Scientific, Inc.
2.80% 10/15/41	5,000	3,702
Time Warner Cable LLC
6.55% 05/01/37	2,000	2,040
T-Mobile USA, Inc.
3.50% 04/15/31	60,000	57,441
3.75% 04/15/27	22,000	21,929
4.50% 04/15/50	4,000	3,297
	Principal Amount	Fair Value
4.80% 07/15/28	$50,000	$50,884
5.50% 01/15/55	4,000	3,791
Toronto-Dominion Bank
3.20% 03/10/32	35,000	32,601
4.46% 06/08/32	16,000	15,972
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63% 09/15/31 (d)	18,000	17,903
TotalEnergies Capital International SA
2.83% 01/10/30	67,000	64,150
Tractor Supply Co.
5.25% 05/15/33	10,000	10,338
Trane Technologies Financing Ltd.
3.80% 03/21/29	3,000	2,980
TransCanada PipeLines Ltd.
4.25% 05/15/28	12,000	12,026
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28	3,000	2,996
5.10% 03/15/36 (h)	27,000	27,209
Travelers Cos., Inc.
2.55% 04/27/50	20,000	12,128
Truist Financial Corp. (6.67% fixed rate until 03/01/26; 3.00% + 5 yr. CMT thereafter)
6.67% 03/01/26 (d)	43,000	43,114
TWDC Enterprises 18 Corp.
4.13% 06/01/44	2,000	1,679
Tyson Foods, Inc.
5.40% 03/15/29	10,000	10,341
5.70% 03/15/34	14,000	14,766
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (d)	32,000	32,304
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68% 01/23/35 (d)	16,000	16,894
Uber Technologies, Inc.
4.15% 01/15/31	31,000	30,856
4.80% 09/15/35	27,000	26,800
UDR, Inc.
2.10% 08/01/32	20,000	17,096
3.00% 08/15/31	3,000	2,778

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	31

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Union Pacific Corp.
3.55% 05/20/61	$9,000	$6,033
3.60% 09/15/37	3,000	2,669
3.80% 04/06/71	4,000	2,747
4.10% 09/15/67	4,000	2,964
United Parcel Service, Inc.
5.50% 05/22/54	11,000	10,725
UnitedHealth Group, Inc.
2.00% 05/15/30	92,000	83,910
4.20% 05/15/32	14,000	13,829
4.45% 12/15/48	3,000	2,522
4.75% 07/15/45 - 05/15/52	40,000	34,725
5.05% 04/15/53	6,000	5,424
5.20% 04/15/63	15,000	13,444
6.05% 02/15/63	2,000	2,045
Utah Acquisition Sub, Inc.
3.95% 06/15/26	42,000	41,866
Vale Overseas Ltd.
6.13% 06/12/33	33,000	35,269
6.40% 06/28/54	18,000	18,356
Ventas Realty LP
3.25% 10/15/26	8,000	7,949
5.63% 07/01/34	11,000	11,489
Verisk Analytics, Inc.
5.25% 06/05/34	28,000	28,657
Verizon Communications, Inc.
2.36% 03/15/32	67,000	59,054
2.55% 03/21/31	10,000	9,133
3.40% 03/22/41	5,000	3,915
3.55% 03/22/51	4,000	2,845
3.70% 03/22/61	4,000	2,702
4.40% 11/01/34	36,000	34,743
4.86% 08/21/46	6,000	5,342
5.40% 07/02/37 (h)	22,000	22,248
Viatris, Inc.
4.00% 06/22/50	4,000	2,665
Virginia Electric & Power Co.
4.00% 11/15/46	3,000	2,386
Vistra Operations Co. LLC
6.00% 04/15/34 (h)	14,000	14,694
Vontier Corp.
2.40% 04/01/28	17,000	16,298
2.95% 04/01/31	16,000	14,682
Vornado Realty LP
2.15% 06/01/26	287,000	283,702
Vulcan Materials Co.
3.90% 04/01/27	2,000	2,000
Walmart, Inc.
1.80% 09/22/31	39,000	34,745
	Principal Amount	Fair Value
2.50% 09/22/41	$3,000	$2,169
2.65% 09/22/51	2,000	1,261
Walt Disney Co.
2.65% 01/13/31	13,000	12,160
3.38% 11/15/26	2,000	1,992
3.60% 01/13/51	3,000	2,232
4.75% 11/15/46	2,000	1,807
6.65% 11/15/37	4,000	4,571
Warnermedia Holdings, Inc.
3.76% 03/15/27	83,000	82,388
4.28% 03/15/32	45,000	39,505
5.05% 03/15/42	13,000	9,182
Wells Fargo & Co.
4.15% 01/24/29	13,000	13,028
4.75% 12/07/46	11,000	9,664
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	12,000	11,724
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	16,000	12,426
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20% 06/17/27 (d)	147,000	146,388
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24% 01/24/31 (d)	25,000	25,876
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50% 01/23/35 (d)	19,000	19,808
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49% 10/23/34 (d)	42,000	46,512
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11% 07/24/34 (d)	3,000	2,952
Williams Cos., Inc.
3.75% 06/15/27	2,000	1,992
4.85% 03/01/48	3,000	2,633
4.90% 01/15/45	4,000	3,589
5.30% 08/15/52	3,000	2,776
5.40% 03/04/44	3,000	2,877

See Notes to Schedules of Investments and Notes to Financial Statements.
32	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Willis North America, Inc.
3.88% 09/15/49	$4,000	$2,971
Workday, Inc.
3.50% 04/01/27	13,000	12,920
3.70% 04/01/29	27,000	26,620
Zoetis, Inc.
3.90% 08/20/28	3,000	2,999
5.60% 11/16/32	28,000	29,746
Total Corporate Notes (Cost $14,216,407)		14,040,832
Non-Agency Collateralized Mortgage Obligations - 3.2%
A&D Mortgage Trust
5.23% 10/25/70 (h)(i)	248,118	248,765
Angel Oak Mortgage Trust
4.96% 09/25/70 (d)(h)	258,532	258,895
Bank
3.18% 09/15/60	605,304	595,734
4.41% 11/15/61 (d)	320,000	321,431
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	131,554
CD Mortgage Trust
2.91% 08/15/57	246,000	233,807
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (d)	119,583	117,555
4.03% 12/10/49 (d)	78,331	75,247
COMM Mortgage Trust
3.92% 10/15/45 (h)	94,569	88,921
Cross Mortgage Trust
4.93% 09/25/70 (d)(h)	350,393	350,452
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	398,437
3.05% 11/10/52	493,000	469,060
3.67% 03/10/50	240,062	237,495
4.14% 03/10/51 (d)	73,000	70,805
4.34% 11/10/48 (d)	117,000	101,294
JPMBB Commercial Mortgage Securities Trust
4.71% 11/15/48 (d)	71,000	37,341
MASTR Alternative Loan Trust
5.00% 08/25/18 (e)(j)	227	1
OBX Trust
4.87% 10/25/65 (d)(h)	550,191	550,423
5.02% 10/25/65 (d)(h)	347,874	348,911
5.06% 09/25/65 (d)(h)	152,730	153,232
PRKCM Trust
5.10% 10/25/60 (d)(h)	272,261	272,338
	Principal Amount	Fair Value
Verus Securitization Trust
4.87% 09/25/70 (d)(h)	$148,749	$148,727
4.91% 11/25/70 (d)(h)	526,788	527,140
4.94% 10/27/70 (d)(h)	260,331	260,641
Total Non-Agency Collateralized Mortgage Obligations (Cost $6,320,808)		5,998,206
Municipal Bonds and Notes - 0.0%*
State of California, CA
4.60% 04/01/38 (k)	50,000	50,915
Total Municipal Bonds and Notes (Cost $50,694)		50,915
Total Bonds and Notes (Cost $54,301,759)		53,301,330
	Number of Shares
Exchange Traded & Mutual Funds - 25.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio (Cost $34,531,515)	318,060	46,853,509
Total Investments in Securities (Cost $131,106,489)		181,477,640
Short-Term Investments - 7.3%
Dreyfus Treasury & Agency Cash Management Institutional Shares 3.66%	92,100	92,100
State Street Institutional Treasury Money Market Fund - Premier Class 3.70% (l)(m)	6,334,461	6,334,461
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.74% (l)(m)	92,103	92,103

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	33

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (l)(m)	6,954,104	$6,954,104
Total Short-Term Investments (Cost $13,472,768)		13,472,768
Total Investments (Cost $144,579,257)		194,950,408
Liabilities in Excess of Other Assets, net - (5.2)%		(9,593,457)
NET ASSETS - 100.0%		$185,356,951

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$9,550	1.00%/ Quarterly	06/20/30	$(214,181)	$(168,849)	$(45,332)
The Fund had the following long futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	March 2026	2	$239,190	$236,122	$(3,068)
U.S. Long Bond Futures	March 2026	5	585,791	577,969	(7,822)
S&P 500 E-mini Index Futures	March 2026	2	695,882	689,250	(6,632)
5 Yr. U.S. Treasury Notes Futures	March 2026	144	15,789,885	15,739,875	(50,010)
					$(67,532)
The Fund had the following short futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	March 2026	23	$(4,804,019)	$(4,802,148)	$1,871
10 Yr. U.S. Treasury Ultra Futures	March 2026	6	(695,520)	(690,094)	5,426
					$7,297
See Notes to Schedules of Investments and Notes to Financial Statements.
34	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
During the year ended December 31, 2025, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$18,173,407	$3,273,717	$4,961,538
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to $5,637,339 or 3.04% of the net assets of the Elfun Diversified Fund.
(i)	Step coupon bond.
(j)	Security is in default.
(k)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(l)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(m)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	35

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$81,152,921	$—	$—	$81,152,921
Foreign Equity	169,880	—	—	169,880
U.S. Treasuries	—	18,049,711	—	18,049,711
Agency Mortgage Backed	—	13,862,558	—	13,862,558
Agency Collateralized Mortgage Obligations	—	328,889	—	328,889
Asset Backed	—	970,219	—	970,219
Corporate Notes	—	14,040,832	—	14,040,832
Non-Agency Collateralized Mortgage Obligations	—	5,998,206	—	5,998,206
Municipal Bonds and Notes	—	50,915	—	50,915
Exchange Traded & Mutual Funds	46,853,509	—	—	46,853,509
Short-Term Investments	13,472,768	—	—	13,472,768
Total Investments in Securities	$141,649,078	$53,301,330	$—	$194,950,408
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(45,332)	$—	$(45,332)
Long Futures Contracts - Unrealized Depreciation	(67,532)	—	—	(67,532)
Short Futures Contracts - Unrealized Appreciation	7,297	—	—	7,297
Total Other Financial Instruments	$(60,235)	$(45,332)	$—	$(105,567)
See Notes to Schedules of Investments and Notes to Financial Statements.
36	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2025 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	24.03%	0.00%	24.03%
Semiconductors	5.43%	0.04%	5.47%
Interactive Media & Services	3.37%	0.00%	3.37%
Systems Software	3.13%	0.00%	3.13%
Technology Hardware, Storage & Peripherals	3.07%	0.00%	3.07%
Broadline Retail	1.63%	0.00%	1.63%
Diversified Banks	1.40%	0.00%	1.40%
Pharmaceuticals	1.38%	0.00%	1.38%
Application Software	1.16%	0.00%	1.16%
Automobile Manufacturers	0.99%	0.00%	0.99%
Aerospace & Defense	0.92%	0.00%	0.92%
Transaction & Payment Processing Services	0.91%	0.00%	0.91%
Healthcare Equipment	0.82%	0.00%	0.82%
Biotechnology	0.70%	0.00%	0.70%
Consumer Staples Merchandise Retail	0.69%	0.00%	0.69%
Multi-Sector Holdings	0.66%	0.00%	0.66%
Electric Utilities	0.62%	0.00%	0.62%
Integrated Oil & Gas	0.59%	0.00%	0.59%
Investment Banking & Brokerage	0.56%	0.00%	0.56%
Movies & Entertainment	0.51%	0.00%	0.51%
Semiconductor Materials & Equipment	0.45%	0.00%	0.45%
Asset Management & Custody Banks	0.44%	0.00%	0.44%
Financial Exchanges & Data	0.43%	0.00%	0.43%
Property & Casualty Insurance	0.41%	0.00%	0.41%
Soft Drinks & Non-alcoholic Beverages	0.40%	0.00%	0.40%
Life Sciences Tools & Services	0.38%	0.00%	0.38%
Communications Equipment	0.37%	0.00%	0.37%
IT Consulting & Other Services	0.37%	0.00%	0.37%
Hotels, Resorts & Cruise Lines	0.37%	0.00%	0.37%
Restaurants	0.37%	0.00%	0.37%
Home Improvement Retail	0.34%	0.00%	0.34%
Household Products	0.33%	0.00%	0.33%
Managed Healthcare	0.31%	0.00%	0.31%
Construction Machinery & Heavy Transportation Equipment	0.31%	0.00%	0.31%
Industrial Machinery & Supplies & Components	0.28%	0.00%	0.28%
Consumer Finance	0.27%	0.00%	0.27%
Integrated Telecommunication Services	0.25%	0.00%	0.25%
Tobacco	0.25%	0.00%	0.25%
Multi-Utilities	0.24%	0.00%	0.24%
Electrical Components & Equipment	0.23%	0.00%	0.23%
Oil & Gas Exploration & Production	0.23%	0.00%	0.23%
Insurance Brokers	0.20%	0.00%	0.20%
Building Products	0.19%	0.00%	0.19%
Rail Transportation	0.19%	0.00%	0.19%
Industrial Gases	0.18%	0.00%	0.18%
Electronic Components	0.17%	0.00%	0.17%
Healthcare Distributors	0.16%	0.00%	0.16%
Healthcare Services	0.16%	0.00%	0.16%
Apparel Retail	0.16%	0.00%	0.16%
Packaged Foods & Meats	0.15%	0.00%	0.15%
Specialty Chemicals	0.15%	0.00%	0.15%
Industrial Conglomerates	0.15%	0.00%	0.15%
Oil & Gas Storage & Transportation	0.15%	0.00%	0.15%
Automotive Retail	0.14%	0.00%	0.14%
Air Freight & Logistics	0.13%	0.00%	0.13%
Health Care REITs	0.13%	0.00%	0.13%
Heavy Electrical Equipment	0.13%	0.00%	0.13%
Life & Health Insurance	0.12%	0.00%	0.12%
Regional Banks	0.12%	0.00%	0.12%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	37

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
Industry	Domestic	Foreign	Total
Environmental & Facilities Services	0.12%	0.00%	0.12%
Passenger Ground Transportation	0.12%	0.00%	0.12%
Human Resource & Employment Services	0.11%	0.00%	0.11%
Construction Materials	0.11%	0.00%	0.11%
Oil & Gas Refining & Marketing	0.11%	0.00%	0.11%
Telecom Tower REITs	0.10%	0.00%	0.10%
Retail REITs	0.10%	0.00%	0.10%
Trading Companies & Distributors	0.10%	0.00%	0.10%
Construction & Engineering	0.09%	0.00%	0.09%
Data Center REITs	0.09%	0.00%	0.09%
Oil & Gas Equipment & Services	0.09%	0.00%	0.09%
Cable & Satellite	0.09%	0.00%	0.09%
Agricultural & Farm Machinery	0.08%	0.00%	0.08%
Gold	0.08%	0.00%	0.08%
Industrial REITs	0.08%	0.00%	0.08%
Multi-Family Residential REITs	0.07%	0.00%	0.07%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Diversified Support Services	0.07%	0.00%	0.07%
Passenger Airlines	0.07%	0.00%	0.07%
Interactive Home Entertainment	0.07%	0.00%	0.07%
Research & Consulting Services	0.07%	0.00%	0.07%
Electronic Manufacturing Services	0.02%	0.05%	0.07%
Electronic Equipment & Instruments	0.07%	0.00%	0.07%
Wireless Telecommunication Services	0.07%	0.00%	0.07%
Home Building	0.07%	0.00%	0.07%
Footwear	0.07%	0.00%	0.07%
Healthcare Facilities	0.06%	0.00%	0.06%
Real Estate Services	0.05%	0.00%	0.05%
Fertilizers & Agricultural Chemicals	0.05%	0.00%	0.05%
Self Storage REITs	0.05%	0.00%	0.05%
Copper	0.05%	0.00%	0.05%
Diversified Financial Services	0.05%	0.00%	0.05%
Independent Power Producers & Energy Traders	0.04%	0.00%	0.04%
Personal Care Products	0.04%	0.00%	0.04%
Steel	0.04%	0.00%	0.04%
Other Specialized REITs	0.04%	0.00%	0.04%
Apparel, Accessories & Luxury Goods	0.04%	0.00%	0.04%
Other Specialty Retail	0.04%	0.00%	0.04%
Healthcare Supplies	0.03%	0.00%	0.03%
Agricultural Products & Services	0.03%	0.00%	0.03%
Food Distributors	0.03%	0.00%	0.03%
Internet Services & Infrastructure	0.03%	0.00%	0.03%
Cargo Ground Transportation	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Casinos & Gaming	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Water Utilities	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Distillers & Vintners	0.02%	0.00%	0.02%
Commodity Chemicals	0.02%	0.00%	0.02%
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Distributors	0.02%	0.00%	0.02%
Home Furnishing Retail	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Office REITs	0.01%	0.00%	0.01%
Technology Distributors	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Timber REITs	0.01%	0.00%	0.01%
Reinsurance	0.01%	0.00%	0.01%
Metal, Glass & Plastic Containers	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
See Notes to Schedules of Investments and Notes to Financial Statements.
38	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2025
Industry	Domestic	Foreign	Total
Computer & Electronics Retail	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Single-Family Residential REITs	0.01%	0.00%	0.01%
Automotive Parts & Equipment	0.01%	0.00%	0.01%
			65.75%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	9.26%
Corporate Notes	7.20%
Agency Mortgage Backed	7.11%
Non-Agency Collateralized Mortgage Obligations	3.08%
Asset Backed	0.50%
Agency Collateralized Mortgage Obligations	0.17%
Sector	Percentage (based on Fair Value)
Municipal Bonds and Notes	0.02%
27.34%
Short-Term Investments	6.91%
6.91%
100.00%

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	427	$41,910	$11,973	$15,755	$4,602	$7,326	388	$50,056	$1,266
State Street Global All Cap Equity ex-U.S. Index Portfolio	340,991	39,132,093	14,368,797	17,320,000	2,813,275	7,859,344	318,060	46,853,509	1,508,797
State Street Institutional Treasury Money Market Fund - Premier Class	5,986,770	5,986,770	12,563,348	12,215,657	—	—	6,334,461	6,334,461	303,252
State Street Institutional Treasury Plus Money Market Fund - Premier Class	5,751,543	5,751,543	4,317,977	9,977,417	—	—	92,103	92,103	93,921
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,332,949	6,332,949	18,305,391	17,684,236	—	—	6,954,104	6,954,104	305,740
TOTAL		$57,245,265	$49,567,486	$57,213,065	$2,817,877	$7,866,670		$60,284,233	$2,212,976
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	39

Elfun Income Fund
Schedule of Investments — December 31, 2025
	Principal Amount	Fair Value
Bonds and Notes - 97.3% †
U.S. Treasuries - 28.3%
U.S. Treasury Bonds
2.25%, 08/15/46	$1,453,000	$957,164
3.00%, 08/15/48	2,723,000	2,019,700
4.13%, 08/15/53	225,000	199,547
4.38%, 08/15/43	2,005,000	1,917,594
4.75%, 08/15/55	1,663,000	1,638,575
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29	2,405,494	2,430,159
1.88%, 07/15/34	3,562,046	3,578,187
U.S. Treasury Notes
0.75%, 01/31/28	2,272,000	2,148,105
1.63%, 05/15/31	828,000	741,901
2.63%, 02/15/29	1,453,000	1,412,702
3.50%, 10/31/27	2,953,000	2,953,807
3.88%, 07/31/27 - 08/15/33	7,456,000	7,499,180
4.00%, 07/31/32	646,000	649,735
4.13%, 02/15/27 - 07/31/31	1,367,000	1,379,902
4.25%, 08/15/35	1,129,000	1,137,997
4.50%, 05/15/27	2,105,000	2,132,793
4.63%, 05/31/31	827,000	860,984
		33,658,032
Agency Mortgage Backed - 26.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	3,370,159	3,062,378
4.50%, 06/01/33 - 02/01/35 (a)	1,926	1,943
5.00%, 07/01/35 (a)	33,607	34,395
5.50%, 01/01/38 - 04/01/39 (a)	48,771	50,958
6.00%, 06/01/33 - 11/01/37 (a)	109,682	116,056
7.00%, 01/01/27 - 08/01/36 (a)	22,929	24,782
7.50%, 11/01/29 - 09/01/33 (a)	3,634	3,757
8.00%, 11/01/30 (a)	1,102	1,134
Federal National Mortgage Association
2.50%, 03/01/51 (a)	2,648,723	2,241,401
3.50%, 08/01/45 - 01/01/48 (a)	2,649,950	2,498,074
4.00%, 01/01/41 - 01/01/50 (a)	1,397,257	1,352,838
4.50%, 07/01/33 - 12/01/48 (a)	703,331	700,670
5.00%, 03/01/34 - 05/01/39 (a)	69,442	71,005
5.50%, 12/01/32 - 01/01/39 (a)	181,990	189,428
	Principal Amount	Fair Value
6.00%, 01/01/29 - 05/01/41 (a)	$386,791	$405,803
6.50%, 08/01/28 - 08/01/36 (a)	16,268	17,211
7.00%, 10/01/32 - 12/01/33 (a)	2,244	2,391
7.50%, 12/01/26 - 03/01/33 (a)	10,544	10,865
8.00%, 09/01/30 - 10/01/31 (a)	343	347
8.50%, 04/01/30 (a)	397	421
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(b)	607	615
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	2,762,438	2,541,487
3.50%, 08/20/48 (a)	511,050	475,818
4.00%, 01/20/41 - 04/20/43 (a)	446,097	434,439
4.50%, 08/15/33 - 03/20/41 (a)	197,405	198,029
5.00%, 08/15/33 (a)	10,223	10,460
6.00%, 04/15/27 - 04/15/35 (a)	59,154	61,832
6.50%, 04/15/28 - 09/15/36 (a)	23,580	24,626
7.00%, 03/15/28 - 10/15/36 (a)	13,145	13,977
7.50%, 10/15/28 (a)	2,682	2,714
8.00%, 09/15/27 - 06/15/30 (a)	5,822	5,851
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
1.93%, 05/20/64 (a)(b)(c)	1,716,212	64,756
Uniform Mortgage-Backed Security, TBA
2.00%, 01/01/55 (d)	4,401,092	3,559,220
2.50%, 01/01/55 (d)	5,850,047	4,948,286
3.00%, 01/01/56 (d)	3,061,199	2,707,376
3.50%, 01/01/56 (d)	2,192,180	2,026,357
6.00%, 01/01/55 (d)	3,799,537	3,900,111
		31,761,811
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	745,000	710,807
4.05%, 09/25/28 (a)(b)	300,000	301,429

See Notes to Schedules of Investments and Notes to Financial Statements.
40	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(c)	$8,080	$964
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	54	52
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09%, 09/25/43 (a)(b)(c)	408,736	27,963
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	9,977	8,377
4.50%, 08/25/35 - 01/25/36 (a)(c)	17,264	2,096
5.00%, 03/25/38 - 05/25/38 (a)(c)	11,497	1,760
5.50%, 12/25/33 (a)(c)	3,222	471
6.00%, 01/25/35 (a)(c)	12,515	1,912
Federal National Mortgage Association REMICS
1.14%, 12/25/42 (a)(b)(c)	82,550	2,395
5.00%, 02/25/40 - 09/25/40 (a)(c)	11,007	920
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.01%, 07/25/38 (a)(b)(c)	11,168	908
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.56%, 11/25/41 (a)(b)(c)	1,130,644	127,533
		1,187,587
Asset Backed - 1.8%
Chase Funding Trust
4.99%, 11/25/33 (a)(f)	25,926	25,759
RCKT Mortgage Trust
4.89%, 11/25/55 (f)(g)	974,941	975,072
4.97%, 11/25/55 (f)(g)	588,258	588,432
Towd Point Mortgage Trust
5.09%, 10/25/65 (f)(g)	599,961	600,928
		2,190,191
Corporate Notes - 26.7%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	90,000	89,689
Abbott Laboratories
3.75%, 11/30/26 (a)	12,000	12,002
4.90%, 11/30/46 (a)	28,000	26,369
AbbVie, Inc.
3.20%, 11/21/29 (a)	37,000	35,888
	Principal Amount	Fair Value
4.05%, 11/21/39 (a)	$18,000	$16,071
4.25%, 11/21/49 (a)	30,000	24,741
4.30%, 05/14/36 (a)	17,000	16,311
4.40%, 11/06/42 (a)	16,000	14,273
4.63%, 10/01/42 (a)	3,000	2,737
4.70%, 05/14/45 (a)	3,000	2,713
4.88%, 11/14/48 (a)	2,000	1,823
5.05%, 03/15/34 (a)	116,000	119,190
5.40%, 03/15/54 (a)	20,000	19,457
5.50%, 03/15/64 (a)	23,000	22,366
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	26,000	21,999
AEP Texas, Inc.
3.45%, 05/15/51 (a)	47,000	31,811
5.70%, 05/15/34 (a)	65,000	67,826
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	22,000	21,427
Aircastle Ltd.
4.25%, 06/15/26 (a)	27,000	27,000
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	222,385
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	14,000	11,461
2.95%, 03/15/34 (a)	25,000	21,405
3.55%, 03/15/52 (a)	22,000	14,941
4.70%, 07/01/30 (a)	3,000	3,016
Allstate Corp.
4.20%, 12/15/46 (a)	24,000	19,784
Allstate Corp. (7.05% fixed rate until 01/30/26; 3.20% + 3 mo. Term SOFR thereafter)
7.05%, 08/15/53 (a)(b)	36,000	36,018
Alphabet, Inc.
4.00%, 05/15/30 (a)	22,000	22,057
4.10%, 11/15/30 (a)	111,000	111,367
4.50%, 05/15/35 (a)	57,000	56,686
5.25%, 05/15/55 (a)	29,000	27,793
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	18,000	14,674
4.00%, 02/04/61 (a)	3,000	2,167
4.25%, 08/09/42 (a)	2,000	1,668
4.45%, 05/06/50 (a)	9,000	7,205
4.50%, 05/02/43 (a)	5,000	4,272
Amazon.com, Inc.
1.50%, 06/03/30 (a)	10,000	9,011
2.50%, 06/03/50 (a)	14,000	8,389
2.70%, 06/03/60 (a)	9,000	5,104
2.88%, 05/12/41 (a)	25,000	18,964
3.15%, 08/22/27 (a)	3,000	2,978
3.25%, 05/12/61 (a)	16,000	10,230
4.05%, 08/22/47 (a)	4,000	3,287

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	41

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
4.25%, 08/22/57 (a)	$2,000	$1,606
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	14,000	12,942
American Honda Finance Corp.
5.85%, 10/04/30 (a)	90,000	95,557
American Tower Corp.
1.50%, 01/31/28 (a)	46,000	43,639
2.90%, 01/15/30 (a)	16,000	15,197
3.70%, 10/15/49 (a)	9,000	6,683
3.80%, 08/15/29 (a)	19,000	18,708
American Water Capital Corp.
2.95%, 09/01/27 (a)	14,000	13,795
5.45%, 03/01/54 (a)	64,000	62,222
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	47,000	45,881
Amgen, Inc.
2.00%, 01/15/32 (a)	29,000	25,279
2.45%, 02/21/30 (a)	5,000	4,665
3.00%, 01/15/52 (a)	18,000	11,623
3.15%, 02/21/40 (a)	32,000	25,234
5.60%, 03/02/43 (a)	27,000	27,150
5.65%, 03/02/53 (a)	25,000	24,522
5.75%, 03/02/63 (a)	23,000	22,464
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	41,000	40,603
4.90%, 02/01/46 (a)	20,000	18,516
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	22,000	21,480
5.55%, 01/23/49 (a)	22,000	21,981
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	29,000	18,082
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	48,000	50,415
Apple, Inc.
2.65%, 02/08/51 (a)	41,000	25,395
2.80%, 02/08/61 (a)	18,000	10,560
3.35%, 02/09/27 (a)	4,000	3,989
4.85%, 05/10/53 (a)	69,000	65,203
Applied Materials, Inc.
4.35%, 04/01/47 (a)	9,000	7,739
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	5,000	4,070
4.65%, 09/13/29 (a)	200,000	203,742
ArcelorMittal SA
4.55%, 03/11/26 (a)	115,000	115,048
6.00%, 06/17/34 (a)	86,000	92,550
6.35%, 06/17/54 (a)	71,000	74,828
	Principal Amount	Fair Value
6.80%, 11/29/32 (a)	$16,000	$17,921
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	8,000	7,930
ARES Capital Corp.
2.88%, 06/15/28 (a)	54,000	51,612
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	18,000	12,573
Ascension Health
4.85%, 11/15/53 (a)	30,000	27,059
Ashtead Capital, Inc.
5.55%, 05/30/33 (a)(g)	245,000	252,904
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	40,000	38,196
5.00%, 02/26/34 (a)	34,000	35,178
AstraZeneca PLC
3.00%, 05/28/51 (a)	22,000	14,826
4.00%, 01/17/29 (a)	3,000	3,007
4.38%, 08/17/48 (a)	3,000	2,611
AT&T, Inc.
2.75%, 06/01/31 (a)	172,000	157,997
3.55%, 09/15/55 (a)	12,000	7,996
3.65%, 06/01/51 (a)	84,000	59,094
3.85%, 06/01/60 (a)	30,000	20,603
4.35%, 03/01/29 (a)	24,000	24,126
4.50%, 05/15/35 (a)	22,000	21,132
4.55%, 03/09/49 (a)	9,000	7,454
4.75%, 05/15/46 (a)	4,000	3,467
4.85%, 03/01/39 (a)	17,000	16,172
5.40%, 02/15/34 (a)	65,000	67,398
Athene Holding Ltd.
4.13%, 01/12/28 (a)	12,000	11,987
6.15%, 04/03/30 (a)	26,000	27,589
Atmos Energy Corp.
6.20%, 11/15/53 (a)	28,000	30,256
AutoNation, Inc.
5.89%, 03/15/35 (a)	60,000	62,158
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	39,000	38,859
Bank of America Corp.
3.25%, 10/21/27 (a)	18,000	17,839
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	57,000	54,351
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	41,000	26,886
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	14,000	13,836

See Notes to Schedules of Investments and Notes to Financial Statements.
42	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	$38,000	$37,826
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	39,000	36,805
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	22,000	17,565
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	18,000	16,784
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	3,000	3,013
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	107,000	110,342
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	109,000	113,538
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	94,000	100,315
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	19,000	18,887
BAT Capital Corp.
2.73%, 03/25/31 (a)	24,000	22,120
4.39%, 08/15/37 (a)	16,000	14,721
4.54%, 08/15/47 (a)	4,000	3,322
4.63%, 03/22/33 (a)	166,000	164,856
6.00%, 02/20/34 (a)	39,000	41,780
Baxter International, Inc.
1.92%, 02/01/27 (a)	34,000	33,183
4.90%, 12/15/30 (a)	79,000	79,528
5.65%, 12/15/35 (a)	31,000	31,444
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	5,000	3,167
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	15,000	14,943
	Principal Amount	Fair Value
4.67%, 06/06/47 (a)	$4,000	$3,480
4.69%, 12/15/44 (a)	3,000	2,656
5.11%, 02/08/34 (a)	65,000	66,335
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	24,000	23,603
4.25%, 10/15/50 (a)	22,000	17,621
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	53,000	34,124
4.25%, 01/15/49 (a)	9,000	7,563
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	26,000	26,008
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	99,000	99,322
Block Financial LLC
2.50%, 07/15/28 (a)	22,000	20,992
3.88%, 08/15/30 (a)	4,000	3,852
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	16,000	16,196
Boeing Co.
2.20%, 02/04/26 (a)	48,000	47,911
2.70%, 02/01/27 (a)	40,000	39,421
2.95%, 02/01/30 (a)	9,000	8,529
3.75%, 02/01/50 (a)	11,000	8,007
5.04%, 05/01/27 (a)	147,000	148,501
5.15%, 05/01/30 (a)	33,000	33,909
5.81%, 05/01/50 (a)	60,000	59,100
Boston Properties LP
3.40%, 06/21/29 (a)	39,000	37,753
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	1,795
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	22,000	14,365
3.38%, 02/08/61 (a)	29,000	18,967
4.81%, 02/13/33 (a)	38,000	38,528
5.23%, 11/17/34 (a)	124,000	128,019
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	26,000	25,835
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	18,000	15,945
2.35%, 11/13/40 (a)	10,000	7,119
3.55%, 03/15/42 (a)	13,000	10,434
4.13%, 06/15/39 (a)	15,000	13,628
4.25%, 10/26/49 (a)	15,000	12,255
4.35%, 11/15/47 (a)	2,000	1,690
4.55%, 02/20/48 (a)	2,000	1,730
5.20%, 02/22/34 (a)	68,000	70,715

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	43

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	$33,000	$31,668
3.90%, 03/15/27 (a)	4,000	3,991
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	12,000	10,343
3.42%, 04/15/33 (a)	82,000	75,916
4.15%, 11/15/30 (a)	14,000	13,943
4.30%, 11/15/32 (a)	19,000	18,734
4.93%, 05/15/37 (a)(g)	16,000	15,791
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,800
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	17,000	13,928
4.55%, 09/01/44 (a)	24,000	21,339
Campbell's Co.
5.40%, 03/21/34 (a)	102,000	103,907
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	11,000	10,971
4.95%, 06/01/47 (a)	9,000	7,941
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	41,000	40,203
3.10%, 12/02/51 (a)	12,000	7,978
3.50%, 05/01/50 (a)	14,000	10,102
Capital One Financial Corp.
3.75%, 07/28/26 (a)	34,000	33,907
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	37,000	32,285
5.25%, 09/15/35 (a)	14,000	14,292
5.55%, 09/15/40 (a)	25,000	25,314
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	17,000	17,414
Carrier Global Corp.
2.72%, 02/15/30 (a)	18,000	16,956
3.58%, 04/05/50 (a)	15,000	11,069
5.90%, 03/15/34 (a)	45,000	48,292
CBRE Services, Inc.
4.90%, 01/15/33 (a)	145,000	145,677
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	16,000	14,210
3.75%, 02/15/52 (a)	22,000	15,393
Centene Corp.
2.45%, 07/15/28 (a)	79,000	73,946
CGI, Inc.
4.95%, 03/14/30 (a)(g)	149,000	150,882
Charles Schwab Corp.
2.45%, 03/03/27 (a)	194,000	191,090
2.90%, 03/03/32 (a)	14,000	12,822
	Principal Amount	Fair Value
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	$41,000	$38,285
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	75,000	77,857
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	59,000	64,301
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	26,000	18,483
3.70%, 04/01/51 (a)	89,000	56,054
4.80%, 03/01/50 (a)	40,000	30,076
6.55%, 06/01/34 (a)	167,000	175,752
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	60,000	62,290
Chevron Corp.
2.24%, 05/11/30 (a)	5,000	4,637
Chevron USA, Inc.
3.85%, 01/15/28 (a)	30,000	30,074
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	13,000	11,336
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	86,000	76,411
Cigna Group
2.40%, 03/15/30 (a)	14,000	12,999
3.40%, 03/15/50 (a)	4,000	2,799
4.38%, 10/15/28 (a)	3,000	3,027
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	49,000	46,994
5.35%, 02/26/64 (a)	49,000	46,443
5.90%, 02/15/39 (a)	8,000	8,614
Citigroup, Inc.
4.65%, 07/23/48 (a)	39,000	34,448
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	14,000	13,332
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	54,000	53,672
Clorox Co.
1.80%, 05/15/30 (a)	22,000	19,826
CME Group, Inc.
2.65%, 03/15/32 (a)	17,000	15,546
CMS Energy Corp.
4.88%, 03/01/44 (a)	35,000	31,273

See Notes to Schedules of Investments and Notes to Financial Statements.
44	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Coca-Cola Co.
2.60%, 06/01/50 (a)	$18,000	$11,155
2.75%, 06/01/60 (a)	12,000	7,036
Comcast Corp.
2.65%, 08/15/62 (a)	14,000	7,053
2.94%, 11/01/56 (a)	19,000	10,685
2.99%, 11/01/63 (a)	14,000	7,579
3.20%, 07/15/36 (a)	17,000	14,489
3.25%, 11/01/39 (a)	22,000	17,190
3.97%, 11/01/47 (a)	20,000	14,971
5.17%, 01/15/37 (a)(g)	15,000	14,793
5.65%, 06/01/54 (a)	56,000	52,529
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,867
ConocoPhillips Co.
5.55%, 03/15/54 (a)	35,000	33,746
5.70%, 09/15/63 (a)	35,000	33,808
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	7,000	6,781
3.88%, 06/15/47 (a)	9,000	6,984
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	39,000	37,594
4.50%, 05/09/47 (a)	15,000	12,552
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	22,000	23,999
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	27,000	23,550
COPT Defense Properties LP
2.00%, 01/15/29 (a)	28,000	26,137
2.25%, 03/15/26 (a)	22,000	21,905
2.75%, 04/15/31 (a)	64,000	58,404
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	77,000	73,110
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	104,000	107,254
5.90%, 02/15/55 (a)	53,000	50,953
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	600,000	575,178
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	39,000	38,350
5.11%, 04/03/34 (a)(g)	12,000	12,296
5.42%, 04/03/54 (a)(g)	4,000	3,802
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	30,000	25,438
CVS Health Corp.
3.00%, 08/15/26 (a)	22,000	21,844
3.63%, 04/01/27 (a)	19,000	18,897
3.75%, 04/01/30 (a)	14,000	13,664
4.30%, 03/25/28 (a)	2,000	2,007
4.78%, 03/25/38 (a)	10,000	9,444
	Principal Amount	Fair Value
5.13%, 07/20/45 (a)	$13,000	$11,752
5.30%, 06/01/33 - 12/05/43 (a)	119,000	120,574
5.88%, 06/01/53 (a)	5,000	4,855
6.00%, 06/01/63 (a)	4,000	3,863
6.05%, 06/01/54 (a)	17,000	16,948
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75%, 12/10/54 (a)(b)	47,000	49,092
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	42,000	44,053
Daimler Truck Finance North America LLC
2.50%, 12/14/31 (a)(g)	155,000	138,341
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	314,749
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	180,000	191,875
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	137,954
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	16,000	15,164
3.25%, 11/15/39 (a)	9,000	7,381
3.40%, 11/15/49 (a)	2,000	1,440
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	22,000	20,558
4.40%, 03/24/51 (a)	9,000	7,221
5.40%, 04/18/34 (a)	82,000	83,963
5.75%, 04/18/54 (a)	30,000	28,374
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	111,000	81,133
Digital Realty Trust LP
3.60%, 07/01/29 (a)	27,000	26,461
Discovery Communications LLC
3.95%, 03/20/28 (a)	12,000	11,793
Dollar General Corp.
3.50%, 04/03/30 (a)	9,000	8,702
4.13%, 04/03/50 (a)	15,000	11,802
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	32,000	30,867
Dover Corp.
2.95%, 11/04/29 (a)	16,000	15,291
Dow Chemical Co.
2.10%, 11/15/30 (a)	12,000	10,626
3.60%, 11/15/50 (a)	14,000	9,045

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	45

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
5.15%, 02/15/34 (a)	$31,000	$30,803
5.55%, 11/30/48 (a)	8,000	7,032
6.30%, 03/15/33 (a)	30,000	31,801
DR Horton, Inc.
5.50%, 10/15/35 (a)	39,000	40,585
DTE Energy Co.
2.85%, 10/01/26 (a)	11,000	10,904
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	10,000	7,926
Duke Energy Corp.
2.55%, 06/15/31 (a)	47,000	42,816
3.30%, 06/15/41 (a)	43,000	33,152
3.50%, 06/15/51 (a)	38,000	26,367
3.75%, 09/01/46 (a)	61,000	46,241
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	14,000	11,681
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	1,000	952
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	27,000	26,599
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	39,000	37,760
Eastman Chemical Co.
4.65%, 10/15/44 (a)	18,000	15,283
Eaton Corp.
3.10%, 09/15/27 (a)	6,000	5,935
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	22,000	21,175
Elevance Health, Inc.
2.88%, 09/15/29 (a)	10,000	9,527
3.60%, 03/15/51 (a)	11,000	7,845
3.70%, 09/15/49 (a)	11,000	8,095
5.13%, 02/15/53 (a)	8,000	7,226
5.65%, 06/15/54 (a)	22,000	21,395
6.10%, 10/15/52 (a)	15,000	15,460
Eli Lilly & Co.
5.00%, 02/09/54 (a)	11,000	10,257
5.10%, 02/09/64 (a)	47,000	43,356
Emerson Electric Co.
1.80%, 10/15/27 (a)	12,000	11,610
2.75%, 10/15/50 (a)	13,000	8,276
Enbridge, Inc.
1.60%, 10/04/26 (a)	73,000	71,710
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	41,000	41,346
Energy Transfer LP
5.25%, 07/01/29 (a)	227,000	233,660
5.30%, 04/01/44	12,000	10,905
5.30%, 04/15/47 (a)	18,000	16,013
5.35%, 05/15/45	25,000	22,650
	Principal Amount	Fair Value
5.75%, 02/15/33 (a)	$45,000	$47,234
5.95%, 05/15/54 (a)	16,000	15,182
6.10%, 12/01/28 (a)	63,000	66,249
6.40%, 12/01/30 (a)	26,000	28,092
6.50%, 02/01/42 (a)	15,000	15,821
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	29,000	23,819
4.85%, 01/31/34 (a)	192,000	194,076
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	7,000	6,980
EOG Resources, Inc.
5.10%, 01/15/36 (a)	3,000	3,036
Equinix, Inc.
2.15%, 07/15/30 (a)	27,000	24,505
ERP Operating LP
4.50%, 07/01/44 (a)	9,000	8,006
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	9,000	5,714
Exelon Corp.
4.05%, 04/15/30 (a)	32,000	31,708
4.45%, 04/15/46 (a)	22,000	18,487
4.70%, 04/15/50 (a)	22,000	18,841
5.60%, 03/15/53 (a)	60,000	58,177
Expand Energy Corp.
6.75%, 04/15/29 (g)	205,000	206,238
Expedia Group, Inc.
5.40%, 02/15/35 (a)	46,000	47,219
Extra Space Storage LP
2.20%, 10/15/30 (a)	22,000	19,913
3.90%, 04/01/29 (a)	14,000	13,824
5.90%, 01/15/31 (a)	64,000	67,887
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	20,000	14,383
FedEx Corp.
4.10%, 02/01/45 (a)	39,000	30,877
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	29,000	18,421
FirstEnergy Corp.
3.40%, 03/01/50 (a)	29,000	20,050
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	38,000	32,358
Fiserv, Inc.
3.50%, 07/01/29 (a)	5,000	4,849
4.40%, 07/01/49 (a)	5,000	3,926
Florida Power & Light Co.
4.13%, 02/01/42 (a)	15,000	13,058
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	18,000	15,914

See Notes to Schedules of Investments and Notes to Financial Statements.
46	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Flowserve Corp.
2.80%, 01/15/32 (a)	$26,000	$23,259
Foundry JV Holdco LLC
5.88%, 01/25/34 (a)(g)	205,000	210,834
Fox Corp.
6.50%, 10/13/33 (a)	65,000	71,688
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	66,000	65,480
General Dynamics Corp.
4.25%, 04/01/50 (a)	13,000	10,995
General Mills, Inc.
3.00%, 02/01/51 (a)	12,000	7,764
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,797
5.40%, 04/01/48 (a)	2,000	1,818
6.80%, 10/01/27 (a)	14,000	14,568
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	39,000	38,975
2.35%, 01/08/31 (a)	17,000	15,278
5.25%, 03/01/26 (a)	14,000	14,011
5.85%, 04/06/30 (a)	217,000	228,028
6.10%, 01/07/34 (a)	99,000	104,895
Genuine Parts Co.
2.75%, 02/01/32 (a)	16,000	14,155
Georgia Power Co.
5.25%, 03/15/34 (a)	263,000	271,640
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	14,000	10,346
2.95%, 03/01/27 (a)	2,000	1,981
3.65%, 03/01/26 (a)	8,000	7,994
4.15%, 03/01/47 (a)	7,000	5,809
4.60%, 09/01/35 (a)	61,000	60,329
5.25%, 10/15/33 (a)	17,000	17,864
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	22,000	21,573
Goldman Sachs Group, Inc.
5.15%, 05/22/45 (a)	8,000	7,491
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	38,000	37,339
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	18,000	16,124
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	15,000	11,002
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	$22,000	$16,955
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	36,000	28,160
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	8,000	7,952
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	9,000	8,093
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	15,000	15,028
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	26,000	25,759
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	248,187
Halliburton Co.
5.00%, 11/15/45 (a)	8,000	7,154
Hartford Insurance Group, Inc. (6.24% fixed rate until 01/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.24%, 02/12/67 (a)(b)(g)	25,000	23,703
HCA, Inc.
3.13%, 03/15/27 (a)	119,000	117,768
3.38%, 03/15/29 (a)	33,000	32,158
3.50%, 09/01/30 (a)	18,000	17,314
3.63%, 03/15/32 (a)	16,000	15,114
4.63%, 03/15/52 (a)	35,000	28,556
5.60%, 04/01/34 (a)	55,000	57,373
5.75%, 03/01/35 (a)	44,000	46,182
6.00%, 04/01/54 (a)	20,000	19,906
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	22,000	19,963
3.20%, 06/01/50 (a)(g)	9,000	5,730
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	12,000	10,532
Hess Corp.
5.60%, 02/15/41	3,000	3,103
5.80%, 04/01/47 (a)	2,000	2,051

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	47

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Highwoods Realty LP
4.13%, 03/15/28 (a)	$8,000	$7,924
4.20%, 04/15/29 (a)	22,000	21,642
7.65%, 02/01/34 (a)	4,000	4,566
Home Depot, Inc.
2.70%, 04/15/30 (a)	8,000	7,568
3.35%, 04/15/50 (a)	18,000	12,715
3.50%, 09/15/56 (a)	9,000	6,283
3.90%, 06/15/47 (a)	5,000	3,980
4.50%, 12/06/48 (a)	5,000	4,320
4.95%, 06/25/34 - 09/15/52 (a)	34,000	33,593
5.30%, 06/25/54 (a)	9,000	8,615
5.40%, 06/25/64 (a)	39,000	37,309
Honeywell International, Inc.
1.75%, 09/01/31 (a)	25,000	21,835
2.70%, 08/15/29 (a)	3,000	2,863
5.25%, 03/01/54 (a)	115,000	108,708
Hormel Foods Corp.
1.80%, 06/11/30 (a)	34,000	30,706
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	181,514
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	465,000	468,794
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	210,000	216,825
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	38,000	35,444
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	97,000	99,866
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	38,000	39,624
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	31,000	29,363
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	199,000	205,641
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	200,000	199,182
5.50%, 02/01/30 (a)(g)	489,000	506,536
5.88%, 07/01/34 (a)(g)	233,000	243,560
	Principal Amount	Fair Value
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	$22,000	$14,639
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	51,000	54,032
Ingredion, Inc.
3.90%, 06/01/50 (a)	7,000	5,279
Intel Corp.
2.00%, 08/12/31 (a)	29,000	25,434
2.80%, 08/12/41 (a)	33,000	23,031
3.10%, 02/15/60 (a)	12,000	6,737
5.63%, 02/10/43 (a)	9,000	8,651
5.70%, 02/10/53 (a)	9,000	8,391
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	8,000	5,944
Intuit, Inc.
5.50%, 09/15/53 (a)	35,000	34,465
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	53,000	50,024
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	73,000	78,701
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%, 04/01/33 (a)	16,000	16,694
6.75%, 03/15/34 (a)	56,000	61,762
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(g)	140,000	147,139
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	59,000	61,342
Johnson & Johnson
3.63%, 03/03/37 (a)	7,000	6,365
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	65,000	64,483
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	37,000	34,929
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (a)(b)	30,000	23,268
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	12,000	10,773

See Notes to Schedules of Investments and Notes to Financial Statements.
48	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	$81,000	$64,590
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	14,000	13,987
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	7,000	5,716
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	167,000	168,383
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	104,000	107,846
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(b)	183,000	191,434
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	154,000	107,506
Kenvue, Inc.
4.90%, 03/22/33 (a)	18,000	18,369
5.05%, 03/22/53 (a)	22,000	20,074
5.20%, 03/22/63 (a)	13,000	11,808
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (a)	9,000	8,195
6.38%, 03/01/41 (a)	9,000	9,619
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	81,000	79,530
5.05%, 02/15/46 (a)	8,000	7,194
5.20%, 06/01/33 (a)	16,000	16,465
KLA Corp.
3.30%, 03/01/50 (a)	18,000	12,545
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	34,000	31,175
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	38,000	37,371
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	14,000	13,988
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	142,000	144,715
6.20%, 08/15/34 (a)	43,000	45,233
	Principal Amount	Fair Value
Leidos, Inc.
4.38%, 05/15/30 (a)	$140,000	$139,817
5.40%, 03/15/32 (a)	42,000	43,683
5.50%, 03/15/35 (a)	53,000	55,057
5.75%, 03/15/33 (a)	36,000	38,145
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	5,000	3,466
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	14,000	13,726
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	9,000	8,489
1.70%, 09/15/28 - 10/15/30 (a)	32,000	29,891
3.00%, 10/15/50 (a)	18,000	11,424
3.70%, 04/15/46 (a)	2,000	1,513
4.05%, 05/03/47 (a)	14,000	11,074
5.63%, 04/15/53 (a)	27,000	26,206
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	131,000	131,779
Mars, Inc.
4.80%, 03/01/30 (a)(g)	61,000	62,327
5.20%, 03/01/35 (a)(g)	65,000	66,751
5.70%, 05/01/55 (a)(g)	61,000	60,926
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	18,000	11,394
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	45,000	48,108
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	10,000	8,826
McDonald's Corp.
3.60%, 07/01/30 (a)	25,000	24,530
3.63%, 09/01/49 (a)	6,000	4,413
4.88%, 12/09/45 (a)	8,000	7,290
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	34,000	34,129
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,832
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	38,000	30,559
Merck & Co., Inc.
1.90%, 12/10/28 (a)	49,000	46,459
2.45%, 06/24/50 (a)	27,000	15,859
2.75%, 12/10/51 (a)	17,000	10,542
2.90%, 12/10/61 (a)	6,000	3,490
4.00%, 03/07/49 (a)	4,000	3,205
5.00%, 05/17/53 (a)	4,000	3,679
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	127,000	124,634
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	69,000	66,914

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	49

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
4.20%, 11/15/30 (a)	$27,000	$27,049
4.45%, 08/15/52 (a)	38,000	30,956
4.60%, 11/15/32 (a)	27,000	27,222
MetLife, Inc.
4.72%, 12/15/44 (a)	13,000	11,750
Micron Technology, Inc.
3.37%, 11/01/41 (a)	26,000	19,874
3.48%, 11/01/51 (a)	35,000	24,579
5.30%, 01/15/31 (a)	73,000	75,623
5.65%, 11/01/32 (a)	42,000	44,169
5.80%, 01/15/35 (a)	276,000	290,907
Microsoft Corp.
2.40%, 08/08/26 (a)	14,000	13,891
2.68%, 06/01/60 (a)	4,000	2,295
2.92%, 03/17/52 (a)	36,000	23,640
3.50%, 02/12/35 (a)	10,000	9,428
Mid-America Apartments LP
2.88%, 09/15/51 (a)	28,000	17,817
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	289,000	286,674
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	3,213
Morgan Stanley
3.97%, 07/22/38 (a)(b)	13,000	11,702
4.35%, 09/08/26 (a)	40,000	40,047
4.38%, 01/22/47 (a)	13,000	11,230
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	30,000	29,580
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	81,000	51,515
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	89,000	81,230
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	30,000	31,165
MPLX LP
2.65%, 08/15/30 (a)	18,000	16,674
5.20%, 12/01/47 (a)	4,000	3,559
MSCI, Inc.
5.25%, 09/01/35 (a)	36,000	36,234
Mylan, Inc.
5.20%, 04/15/48 (a)	7,000	5,694
Nasdaq, Inc.
5.95%, 08/15/53 (a)	12,000	12,476
6.10%, 06/28/63 (a)	16,000	16,760
NetApp, Inc.
5.50%, 03/17/32 (a)	80,000	83,230
	Principal Amount	Fair Value
Netflix, Inc.
4.90%, 08/15/34 (a)	$34,000	$34,837
5.40%, 08/15/54 (a)	20,000	19,398
Nevada Power Co.
6.00%, 03/15/54 (a)	21,000	21,518
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	18,000	18,180
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	33,000	30,332
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	28,000	27,193
NIKE, Inc.
3.38%, 03/27/50 (a)	5,000	3,584
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75%, 07/15/56 (a)(b)	138,000	139,069
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	16,000	13,295
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	44,000	30,940
NOV, Inc.
3.60%, 12/01/29 (a)	25,000	24,367
Novant Health, Inc.
3.32%, 11/01/61 (a)	18,000	11,506
Novartis Capital Corp.
2.20%, 08/14/30 (a)	28,000	25,899
NRG Energy, Inc.
4.73%, 10/15/30 (a)(g)	72,000	71,978
5.41%, 10/15/35 (a)(g)	81,000	80,726
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	93,000	93,472
5.40%, 06/21/34 (a)	131,000	135,075
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	64,000	67,594
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	18,000	17,272
ONEOK, Inc.
4.35%, 03/15/29 (a)	16,000	16,053
6.10%, 11/15/32 (a)	53,000	56,733
6.63%, 09/01/53 (a)	44,000	46,163
Oracle Corp.
2.30%, 03/25/28 (a)	12,000	11,446
2.65%, 07/15/26 (a)	19,000	18,833
2.95%, 04/01/30 (a)	28,000	25,836
3.60%, 04/01/50 (a)	18,000	11,204
3.95%, 03/25/51 (a)	10,000	6,581

See Notes to Schedules of Investments and Notes to Financial Statements.
50	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
4.00%, 07/15/46 - 11/15/47 (a)	$22,000	$15,173
4.10%, 03/25/61 (a)	24,000	15,471
5.55%, 02/06/53 (a)	16,000	13,312
6.15%, 11/09/29 (a)	21,000	21,916
6.90%, 11/09/52 (a)	16,000	15,828
Otis Worldwide Corp.
2.57%, 02/15/30	9,000	8,425
3.36%, 02/15/50	12,000	8,539
Owens Corning
3.88%, 06/01/30	71,000	69,713
5.70%, 06/15/34	56,000	58,815
5.95%, 06/15/54	17,000	17,247
Pacific Gas & Electric Co.
2.10%, 08/01/27	23,000	22,298
2.50%, 02/01/31	40,000	36,002
3.00%, 06/15/28	108,000	104,760
3.30%, 08/01/40	40,000	30,340
3.50%, 08/01/50	17,000	11,489
4.30%, 03/15/45	27,000	21,449
PacifiCorp
2.70%, 09/15/30	18,000	16,541
2.90%, 06/15/52	41,000	24,059
Packaging Corp. of America
3.05%, 10/01/51	25,000	16,279
Paramount Global
3.70%, 06/01/28 (a)	5,000	4,887
Parker-Hannifin Corp.
3.25%, 06/14/29	14,000	13,622
4.50%, 09/15/29	24,000	24,339
Patterson-UTI Energy, Inc.
7.15%, 10/01/33	30,000	32,076
Paychex, Inc.
5.10%, 04/15/30	64,000	65,864
5.60%, 04/15/35	48,000	50,250
PayPal Holdings, Inc.
2.65%, 10/01/26	26,000	25,774
3.25%, 06/01/50	13,000	8,844
PepsiCo, Inc.
1.63%, 05/01/30	15,000	13,590
2.63%, 07/29/29	22,000	21,009
2.75%, 10/21/51	43,000	26,999
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33	33,000	33,372
5.30%, 05/19/53	13,000	12,319
5.34%, 05/19/63	22,000	20,426
Pfizer, Inc.
2.70%, 05/28/50	39,000	24,394
3.90%, 03/15/39	9,000	7,952
4.13%, 12/15/46	8,000	6,603
4.40%, 05/15/44	3,000	2,672
	Principal Amount	Fair Value
Philip Morris International, Inc.
2.10%, 05/01/30	$5,000	$4,579
3.38%, 08/15/29	11,000	10,730
4.13%, 03/04/43	4,000	3,389
5.13%, 02/15/30	47,000	48,574
5.25%, 02/13/34	86,000	88,935
5.63%, 11/17/29	26,000	27,337
Phillips 66 Co.
2.15%, 12/15/30	90,000	80,797
3.15%, 12/15/29	45,000	43,189
4.68%, 02/15/45	10,000	8,493
Pilgrim's Pride Corp.
6.25%, 07/01/33	8,000	8,542
6.88%, 05/15/34	34,000	37,609
Pioneer Natural Resources Co.
1.13%, 01/15/26	32,000	31,965
2.15%, 01/15/31	66,000	59,906
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	18,000	17,496
PPL Capital Funding, Inc.
3.10%, 05/15/26	24,000	23,910
Precision Castparts Corp.
4.38%, 06/15/45	11,000	9,589
Progressive Corp.
3.00%, 03/15/32	31,000	28,623
3.70%, 03/15/52	9,000	6,761
Prologis LP
3.05%, 03/01/50	9,000	6,011
5.00%, 03/15/34	18,000	18,335
5.25%, 03/15/54	12,000	11,413
Prudential Financial, Inc.
3.94%, 12/07/49	18,000	13,951
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (b)	14,000	14,142
Public Service Co. of Colorado
3.70%, 06/15/28	18,000	17,916
Public Storage Operating Co.
5.35%, 08/01/53	15,000	14,508
QUALCOMM, Inc.
4.50%, 05/20/52	36,000	30,458
Quest Diagnostics, Inc.
2.95%, 06/30/30	3,000	2,838
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	34,000	30,313
Regions Financial Corp.
1.80%, 08/12/28	77,000	72,859

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	51

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (b)	$240,000	$250,082
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	39,000	40,787
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	47,000	29,159
Rio Tinto Finance USA PLC
5.75%, 03/14/55	32,000	32,619
5.88%, 03/14/65	29,000	29,951
ROBLOX Corp.
3.88%, 05/01/30 (g)	156,000	149,080
Rockwell Automation, Inc.
2.80%, 08/15/61	8,000	4,608
4.20%, 03/01/49	13,000	10,830
Ross Stores, Inc.
4.70%, 04/15/27	4,000	4,013
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	44,000	44,192
5.63%, 09/30/31 (g)	165,000	168,711
Royalty Pharma PLC
1.75%, 09/02/27	15,000	14,447
2.20%, 09/02/30	3,000	2,721
3.30%, 09/02/40	3,000	2,322
5.40%, 09/02/34	22,000	22,538
RTX Corp.
1.90%, 09/01/31	39,000	34,232
2.82%, 09/01/51	40,000	24,951
3.13%, 05/04/27	25,000	24,738
3.50%, 03/15/27	10,000	9,950
4.15%, 05/15/45	9,000	7,518
4.45%, 11/16/38	7,000	6,578
6.10%, 03/15/34	44,000	48,176
6.40%, 03/15/54	31,000	34,121
Salesforce, Inc.
1.95%, 07/15/31	22,000	19,582
2.70%, 07/15/41	30,000	21,757
Schlumberger Holdings Corp.
3.90%, 05/17/28 (g)	14,000	13,968
5.00%, 06/01/34 (g)	139,000	140,578
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (b)	53,000	52,034
Shell Finance U.S., Inc.
2.38%, 11/07/29	54,000	50,938
3.25%, 04/06/50	17,000	11,736
Simon Property Group LP
3.38%, 06/15/27	8,000	7,946
SK Hynix, Inc.
5.50%, 01/16/29 (g)	200,000	206,738
	Principal Amount	Fair Value
Smith & Nephew PLC
5.40%, 03/20/34	$23,000	$23,753
Sonoco Products Co.
5.00%, 09/01/34	73,000	72,315
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34	124,000	125,309
Southern California Edison Co.
4.00%, 04/01/47	39,000	29,320
4.20%, 03/01/29	28,000	27,802
5.65%, 10/01/28	174,000	180,128
Southern Co.
3.70%, 04/30/30	51,000	49,791
Southwest Airlines Co.
2.63%, 02/10/30	25,000	23,228
Southwestern Electric Power Co.
2.75%, 10/01/26	15,000	14,857
Starbucks Corp.
4.00%, 11/15/28	3,000	2,997
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	64,000	59,032
Stryker Corp.
1.95%, 06/15/30	39,000	35,415
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43	67,000	72,570
Synopsys, Inc.
4.85%, 04/01/30	81,000	82,690
5.15%, 04/01/35	48,000	48,771
5.70%, 04/01/55	46,000	45,669
Sysco Corp.
5.95%, 04/01/30	2,000	2,121
6.60%, 04/01/50	3,000	3,299
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	200,000	182,768
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	86,000	85,644
4.00%, 04/14/32	18,000	17,455
Tampa Electric Co.
2.40%, 03/15/31	40,000	36,452
3.45%, 03/15/51	25,000	17,788
4.35%, 05/15/44	27,000	22,967
Tanger Properties LP
2.75%, 09/01/31	81,000	73,287
Tapestry, Inc.
3.05%, 03/15/32	36,000	32,799
4.13%, 07/15/27	3,000	2,998
5.10%, 03/11/30	126,000	129,321
5.50%, 03/11/35	78,000	79,810

See Notes to Schedules of Investments and Notes to Financial Statements.
52	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Targa Resources Corp.
6.50%, 03/30/34	$93,000	$101,589
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	73,000	73,032
Target Corp.
1.95%, 01/15/27	13,000	12,766
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	24,000	17,767
Time Warner Cable LLC
6.55%, 05/01/37	6,000	6,120
T-Mobile USA, Inc.
3.50%, 04/15/31	125,000	119,669
3.75%, 04/15/27	49,000	48,843
4.50%, 04/15/50	9,000	7,418
4.80%, 07/15/28	204,000	207,607
5.50%, 01/15/55	23,000	21,800
Toronto-Dominion Bank
3.20%, 03/10/32	84,000	78,242
4.46%, 06/08/32	39,000	38,932
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (b)	15,000	14,919
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (b)	233,000	244,899
TotalEnergies Capital International SA
2.83%, 01/10/30	157,000	150,321
Tractor Supply Co.
5.25%, 05/15/33	31,000	32,047
TransCanada PipeLines Ltd.
4.25%, 05/15/28	22,000	22,048
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	9,000	8,987
5.10%, 03/15/36 (g)	62,000	62,479
Travelers Cos., Inc.
2.55%, 04/27/50	46,000	27,895
Truist Financial Corp. (6.67% fixed rate until 03/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/26 (b)	109,000	109,290
TSMC Arizona Corp.
4.13%, 04/22/29	200,000	200,274
Tyson Foods, Inc.
5.40%, 03/15/29	33,000	34,125
5.70%, 03/15/34	38,000	40,078
	Principal Amount	Fair Value
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (b)	$85,000	$85,808
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (b)	126,000	133,042
Uber Technologies, Inc.
4.15%, 01/15/31	71,000	70,671
4.80%, 09/15/35	62,000	61,541
UDR, Inc.
2.10%, 08/01/32	22,000	18,805
3.00%, 08/15/31	12,000	11,111
Union Pacific Corp.
3.55%, 05/20/61	22,000	14,747
3.60%, 09/15/37	4,000	3,558
3.80%, 04/06/71	12,000	8,240
4.10%, 09/15/67	9,000	6,670
UnitedHealth Group, Inc.
2.00%, 05/15/30	27,000	24,626
4.20%, 05/15/32	27,000	26,670
4.45%, 12/15/48	18,000	15,133
4.75%, 05/15/52	28,000	24,209
5.05%, 04/15/53	22,000	19,888
5.20%, 04/15/63	37,000	33,163
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	84,000	83,733
Vale Overseas Ltd.
6.13%, 06/12/33	78,000	83,364
6.40%, 06/28/54	48,000	48,950
Ventas Realty LP
3.25%, 10/15/26	14,000	13,911
5.63%, 07/01/34	34,000	35,510
Verisk Analytics, Inc.
5.25%, 06/05/34	70,000	71,644
Verizon Communications, Inc.
2.36%, 03/15/32	49,000	43,189
3.40%, 03/22/41	25,000	19,575
3.55%, 03/22/51	18,000	12,802
3.70%, 03/22/61	14,000	9,458
4.40%, 11/01/34	51,000	49,219
4.86%, 08/21/46	41,000	36,504
5.40%, 07/02/37 (g)	65,000	65,732
Viatris, Inc.
4.00%, 06/22/50	18,000	11,992
Virginia Electric & Power Co.
4.00%, 11/15/46	23,000	18,296
Vistra Operations Co. LLC
6.00%, 04/15/34 (g)	36,000	37,783
Vontier Corp.
2.40%, 04/01/28	43,000	41,223
2.95%, 04/01/31	34,000	31,199

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	53

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Vornado Realty LP
2.15%, 06/01/26	$498,000	$492,278
Walmart, Inc.
1.80%, 09/22/31	22,000	19,600
2.50%, 09/22/41	24,000	17,354
2.65%, 09/22/51	12,000	7,567
Walt Disney Co.
2.65%, 01/13/31	28,000	26,190
3.38%, 11/15/26	3,000	2,988
6.65%, 11/15/37	18,000	20,572
Warnermedia Holdings, Inc.
3.76%, 03/15/27	135,000	134,005
4.28%, 03/15/32	104,000	91,302
5.05%, 03/15/42	15,000	10,595
5.14%, 03/15/52	3,000	1,983
Wells Fargo & Co.
4.15%, 01/24/29	32,000	32,068
4.75%, 12/07/46	32,000	28,113
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (b)	77,000	75,231
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (b)	39,000	30,287
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (b)	241,000	239,997
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (b)	63,000	65,207
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (b)	45,000	46,914
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (b)	53,000	58,693
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (b)	22,000	21,651
Williams Cos., Inc.
4.85%, 03/01/48	9,000	7,899
4.90%, 01/15/45	22,000	19,740
5.30%, 08/15/52	16,000	14,803
Willis North America, Inc.
3.88%, 09/15/49	18,000	13,371
	Principal Amount	Fair Value
Workday, Inc.
3.50%, 04/01/27	$31,000	$30,810
3.70%, 04/01/29	62,000	61,128
Zoetis, Inc.
3.90%, 08/20/28	9,000	8,996
5.60%, 11/16/32	60,000	63,741
		31,832,681
Non-Agency Collateralized Mortgage Obligations - 12.6%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(f)(g)	533,725	535,118
Angel Oak Mortgage Trust
4.96%, 09/25/70 (a)(b)(g)	588,290	589,118
Bank
3.18%, 09/15/60 (a)	2,352,542	2,315,348
4.41%, 11/15/61 (a)(b)	1,001,000	1,005,476
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	460,000	435,360
CD Mortgage Trust
2.91%, 08/15/57 (a)	839,000	797,417
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	336,823	323,564
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	180,626	169,839
Cross Mortgage Trust
4.93%, 09/25/70 (a)(b)(g)	782,601	782,732
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	1,523,000	1,448,256
3.05%, 11/10/52 (a)	743,000	706,920
4.14%, 03/10/51 (a)(b)	291,000	282,249
4.34%, 11/10/48 (a)(b)	380,000	328,989
JPMBB Commercial Mortgage Securities Trust
4.71%, 11/15/48 (a)(b)	250,000	131,482
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(c)(h)	1,539	4
OBX Trust
4.87%, 10/25/65 (a)(b)(g)	1,250,296	1,250,823
5.02%, 10/25/65 (a)(b)(g)	824,412	826,871
5.06%, 09/25/65 (a)(b)(g)	328,321	329,399
PRKCM Trust
5.10%, 10/25/60 (b)(g)	604,674	604,844
Verus Securitization Trust
4.87%, 09/25/70 (b)(g)	320,374	320,326
4.91%, 11/25/70 (b)(g)	1,222,695	1,223,513
4.94%, 10/27/70 (b)(g)	592,362	593,066
		15,000,714

See Notes to Schedules of Investments and Notes to Financial Statements.
54	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (a)(i)	$200,000	$203,660
Total Bonds and Notes (Cost $120,274,017)		115,834,676
Total Investments in Securities (Cost $120,274,017)		115,834,676
	Number of Shares
Short-Term Investments - 16.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (j)(k) (Cost $19,639,795)	19,639,795	19,639,795
Total Investments (Cost $139,913,812)		135,474,471
Liabilities in Excess of Other Assets, net - (13.8)%		(16,477,048)
NET ASSETS - 100.0%		$118,997,423

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$25,000	1.00%/ Quarterly	06/20/30	$(560,684)	$(427,845)	$(132,839)
The Fund had the following long futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	March 2026	21	$2,534,665	$2,478,000	$(56,665)
5 Yr. U.S. Treasury Notes Futures	March 2026	266	29,167,610	29,079,579	(88,031)
10 Yr. U.S. Treasury Notes Futures	March 2026	28	3,168,457	3,148,250	(20,207)
					$(164,903)

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	55

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
The Fund had the following short futures contracts open at December 31, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2026	1	$(115,187)	$(115,594)	$(407)
2 Yr. U.S. Treasury Notes Futures	March 2026	62	(12,949,779)	(12,944,922)	4,857
10 Yr. U.S. Treasury Ultra Futures	March 2026	1	(115,218)	(115,015)	203
					$4,653
During the year ended December 31, 2025, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$34,809,114	$5,194,121	$14,546,154
Notes to Schedule of Investments – December 31, 2025
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to $13,888,449 or 11.67% of the net assets of the Elfun Income Fund.
(h)	Security is in default.
(i)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
Abbreviations:
CMT - Constant Maturity Treasury
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.
56	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2025
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$33,658,032	$—	$33,658,032
Agency Mortgage Backed	—	31,761,811	—	31,761,811
Agency Collateralized Mortgage Obligations	—	1,187,587	—	1,187,587
Asset Backed	—	2,190,191	—	2,190,191
Corporate Notes	—	31,832,681	—	31,832,681
Non-Agency Collateralized Mortgage Obligations	—	15,000,714	—	15,000,714
Municipal Bonds and Notes	—	203,660	—	203,660
Short-Term Investments	19,639,795	—	—	19,639,795
Total Investments in Securities	$19,639,795	$115,834,676	$—	$135,474,471
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(132,839)	$—	$(132,839)
Long Futures Contracts - Unrealized Depreciation	(164,903)	—	—	(164,903)
Short Futures Contracts - Unrealized Appreciation	5,060	—	—	5,060
Short Futures Contracts - Unrealized Depreciation	(407)	—	—	(407)
Total Other Financial Instruments	$(160,250)	$(132,839)	$—	$(293,089)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	25,337,938	$25,337,938	$40,503,852	$46,201,995	$—	$—	19,639,795	$19,639,795	$1,047,961
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	57

Elfun Government Money Market Fund
Schedule of Investments — December 31, 2025
	Principal Amount	Fair Value
Short-Term Investments - 101.8% †
U.S. Treasuries - 61.4%
U.S. Treasury Bills
3.47% 06/18/26 (a)	$500,000	$491,928
3.50% 06/25/26 (a)	1,000,000	983,124
3.50% 07/02/26 (a)(b)	1,150,000	1,129,788
3.54% 05/05/26 (b)	890,000	879,581
3.55% 04/21/26 (a)	500,000	494,637
3.56% 03/19/26 (a)	600,000	595,502
3.59% 06/11/26 (a)	1,220,000	1,200,572
3.64% 04/30/26 (a)	50,000	49,403
3.65% 06/04/26 (a)	1,260,000	1,240,502
3.66% 05/28/26 (a)	990,000	975,283
3.68% 04/16/26 (a)	1,470,000	1,454,354
3.68% 05/14/26 (a)	510,000	503,116
3.70% 04/09/26 (a)	1,410,000	1,395,964
3.71% 03/26/26 (a)	1,960,000	1,943,241
3.71% 05/21/26 (a)	740,000	729,403
3.72% 04/02/26 (a)(b)	2,120,000	2,100,305
3.73% 03/12/26 (a)	1,419,000	1,408,848
3.74% 02/26/26 (a)	510,000	507,084
3.74% 03/31/26 (a)	730,000	723,330
3.75% 03/24/26 (a)	630,000	624,684
3.76% 03/17/26 (a)	1,010,000	1,002,209
3.78% 02/10/26 (a)	1,190,000	1,185,130
3.80% 02/17/26 (a)	710,000	706,549
3.81% 01/27/26 (a)	1,440,000	1,436,197
3.82% 01/20/26 (a)	1,420,000	1,417,292
3.85% 01/13/26 (a)	2,400,000	2,397,172
3.88% 03/05/26 (a)	1,120,000	1,112,516
3.95% 02/19/26 (a)(b)	2,410,000	2,397,425
3.96% 01/06/26 (a)	590,000	589,740
4.10% 01/02/26 (a)	6,300,000	6,300,000
4.12% 01/22/26 (a)	2,610,000	2,604,269
4.12% 01/29/26 (a)	2,370,000	2,362,665
4.13% 01/15/26 (a)	3,190,000	3,185,391
4.15% 01/08/26 (a)	4,710,000	4,706,779
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.10%
3.70% 01/31/27 (c)	198,000	197,982
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.15%
3.75% 04/30/26 (c)	1,100,000	1,099,995
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.16%
3.76% 04/30/27 (c)	800,000	800,002
3.76% 07/31/27 (c)	400,000	399,748
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.18%
3.78% 07/31/26 (c)	2,080,000	2,079,122
	Principal Amount	Fair Value
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.19%
3.79% 10/31/27 (c)	$400,000	$400,000
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.21%
3.81% 10/31/26 (c)	420,000	420,117
U.S. Treasury Notes
3.00% 11/30/26	120,000	117,836
3.58% 10/15/26	80,000	80,637
3.62% 12/31/26	170,000	166,910
3.63% 12/31/26	350,000	345,412
3.65% 11/30/26	180,000	176,162
3.66% 11/30/26	370,000	371,855
3.69% 06/30/26	490,000	483,333
3.72% 07/31/26	288,000	282,999
3.72% 07/31/26	504,000	505,847
3.74% 10/31/26	60,000	58,738
3.75% 06/30/26	60,000	59,458
4.02% 04/30/26	1,533,000	1,516,826
4.02% 04/30/26	912,000	914,546
4.10% 03/31/26	1,034,000	1,025,807
4.10% 03/31/26	900,000	901,026
4.14% 06/30/26	595,000	596,467
4.18% 05/15/26	360,000	359,279
4.21% 05/15/26	147,000	145,766
4.25% 02/28/26	370,000	370,205
4.29% 02/28/26	130,000	129,254
		64,839,312
U.S. Government Agency Obligations - 19.5%
Federal Farm Credit Banks Funding Corp. Fed Funds Rate + 0.05%
3.69% 09/17/26 (c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. Fed Funds Rate + 0.18%
3.82% 11/02/26 (c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.07%
3.78% 12/07/26 - 04/01/27 (c)	324,000	324,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.08%
3.79% 11/16/26 (c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.09%
3.80% 05/15/26 (c)	200,000	200,000

See Notes to Schedules of Investments and Notes to Financial Statements.
58	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Federal Farm Credit Banks Funding Corp. SOFR + 0.10%
3.81% 04/01/26 - 06/23/27 (c)	$1,600,000	$1,600,000
3.81% 02/12/27 (c)	200,000	200,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.11%
3.82% 03/18/26 (c)	300,000	299,994
Federal Farm Credit Banks Funding Corp. SOFR + 0.12%
3.83% 01/27/26 - 08/11/27 (c)	485,000	485,000
3.83% 04/08/26 (c)	20,000	20,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.13%
3.84% 07/09/26 - 08/18/27 (c)	700,000	700,000
3.84% 02/03/27 (c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.14%
3.85% 09/04/26 - 11/25/26 (c)	774,000	774,000
3.85% 12/18/26 - 10/01/27 (c)	500,000	500,314
Federal Farm Credit Discount Notes
3.74% 05/05/26 (a)	100,000	98,722
Federal Home Loan Bank Discount Notes
3.73% 03/31/26 (a)	400,000	396,358
3.81% 02/06/26 (a)	300,000	298,891
3.83% 01/30/26 (a)	400,000	398,811
3.84% 01/26/26 (a)	100,000	99,744
3.87% 01/09/26 (a)	100,000	99,925
3.90% 01/07/26 (a)	300,000	299,838
3.94% 02/24/26 (a)	400,000	397,680
3.96% 02/19/26 (a)	500,000	497,360
3.96% 02/20/26 (a)	400,000	397,847
4.03% 01/02/26 (a)	300,000	300,000
Federal Home Loan Banks
4.01% 03/04/26	1,100,000	1,099,523
4.13% 02/26/26	300,000	299,973
4.27% 01/09/26	800,000	799,991
Federal Home Loan Banks SOFR + 0.03%
3.74% 05/28/26 - 06/02/26 (c)	400,000	400,000
	Principal Amount	Fair Value
Federal Home Loan Banks SOFR + 0.04%
3.75% 04/24/26 (c)	$1,000,000	$1,000,000
3.75% 05/14/26 (c)	100,000	100,000
Federal Home Loan Banks SOFR + 0.08%
3.79% 10/04/27 (c)	100,000	100,000
Federal Home Loan Banks SOFR + 0.09%
3.80% 12/03/27 (c)	300,000	300,000
Federal Home Loan Banks SOFR + 0.10%
3.81% 03/19/26 (c)	100,000	100,000
Federal Home Loan Banks SOFR + 0.11%
3.82% 04/10/26 - 04/15/26 (c)	600,000	600,000
Federal Home Loan Banks SOFR + 0.13%
3.84% 02/09/26 - 02/13/26 (c)	450,000	450,000
3.84% 08/18/27 (c)	100,000	100,000
Federal Home Loan Banks SOFR + 0.14%
3.85% 01/19/27 - 01/21/27 (c)	300,000	300,000
Federal Home Loan Mortgage Corp. SOFR + 0.09%
3.80% 01/26/26 (c)	700,000	700,028
Federal Home Loan Mortgage Corp. SOFR + 0.11%
3.82% 03/05/26 - 05/07/26 (c)	800,000	800,000
Federal Home Loan Mortgage Corp. SOFR + 0.12%
3.83% 04/02/26 (c)	400,000	400,004
3.83% 08/11/27 (c)	100,000	100,000
Federal Home Loan Mortgage Corp. SOFR + 0.14%
3.85% 09/04/26 - 10/06/27 (c)	1,900,000	1,900,030
Federal National Mortgage Association SOFR + 0.12%
3.83% 07/29/26 (c)	500,000	500,042
Federal National Mortgage Association SOFR + 0.14%
3.85% 08/21/26 (c)	600,000	600,000
3.85% 09/11/26 - 12/11/26 (c)	1,200,000	1,200,165
		20,638,240

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	59

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2025
	Principal Amount	Fair Value
Repurchase Agreements - 20.9%
BNP Paribas Securities Corp. U.S. Government Repo 3.83% dated 12/31/25, to be repurchased $5,000,000 on 01/02/2026 Collateralized by $5,100,000, U.S. Government Obligations 2.000% to 7.000%, Maturing from 06/01/2029 - 10/20/2055 01/02/26	$5,000,000	$5,000,000
Citigroup Global Markets, Inc. U.S. Government Repo 3.82% dated 12/31/25, to be repurchased $5,000,000 on 01/02/2026 Collateralized by $5,100,890, Resolution Funding Strips 0.000% to 8.875%, Maturing from 10/15/2027 - 04/15/2030 01/02/26	5,000,000	5,000,000
Fixed Income Clearing Corp. U.S. Treasury Repo 3.82% dated 12/31/25, to be repurchased $5,000,000 on 01/02/2026 Collateralized by $100, a U.S. Treasury Bill 0.000%, Maturing on 01/08/2026, Collateralized by $987, a U.S. Treasury Bond 4.625%, Maturing on 02/15/2055 and Collateralized by $5,098,916, U.S. Treasury Notes 3.875% to 4.500%, Maturing from 05/15/2027 - 02/29/2032 01/02/26	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 3.82% dated 12/31/25, to be repurchased $2,000,000 on 01/02/2026 Collateralized by $2,040,000, a U.S. Treasury Strip 0.000%, Maturing on 02/15/2045 01/02/26	2,000,000	2,000,000
	Principal Amount	Fair Value
Standard Chartered U.S. Treasury Repo 3.82% dated 12/31/25, to be repurchased $5,131,000 on 01/02/2026 Collateralized by $5,233,689, a U.S. Treasury Note 3.750%, Maturing on 08/31/2031 01/02/26	$5,131,000	$5,131,000
		22,131,000
Total Short-Term Investments (Cost $107,608,552)		107,608,552
Liabilities in Excess of Other Assets, net - (1.8)%		(1,902,727)
NET ASSETS - 100.0%		$105,705,825
Notes to Schedule of Investments – December 31, 2025
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Coupon amount represents effective yield.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
†	Percentages are based on net assets as of December 31, 2025.
Abbreviations:
SOFR - Secured Overnight Financing Rate

See Notes to Schedules of Investments and Notes to Financial Statements.
60	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2025
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$64,839,312	$—	$64,839,312
U.S. Government Agency Obligations	—	20,638,240	—	20,638,240
Repurchase Agreements	—	22,131,000	—	22,131,000
Total Investments in Securities	$—	$107,608,552	$—	$107,608,552
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	61

Elfun International Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					1/1/88
Net asset value, beginning of period	$24.01	$24.75	$20.97	$26.73	$26.53
Income/(loss) from investment operations:
Net investment income(a)	0.61	0.49	0.46	0.56	0.83
Net realized and unrealized gains/(losses) on investments	4.77	0.36	3.80	(4.86)	1.57
Total income/(loss) from investment operations	5.38	0.85	4.26	(4.30)	2.40
Less distributions from:
Net investment income	(0.69)	(0.41)	(0.48)	(0.55)	(0.86)
Net realized gains	(2.32)	(1.18)	—	(0.91)	(1.34)
Total distributions	(3.01)	(1.59)	(0.48)	(1.46)	(2.20)
Net asset value, end of period	$26.38	$24.01	$24.75	$20.97	$26.73
Total Return(b)	22.41%	3.39%	20.35%	(16.11)%	9.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$165,634	$168,329	$173,754	$153,897	$204,799
Ratios to average net assets:
Gross expenses	0.37%	0.38%	0.44%	0.44%	0.37%
Net investment income	2.24%	1.88%	1.99%	2.46%	2.93%
Portfolio turnover rate	19%	12%	9%	16%	17%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
62	Financial Highlights

Elfun Trusts
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					5/27/35
Net asset value, beginning of period	$88.20	$76.56	$58.58	$79.73	$71.55
Income/(loss) from investment operations:
Net investment income(a)	0.81	0.86	0.80	0.72	0.72
Net realized and unrealized gains/(losses) on investments	13.97	19.98	19.40	(16.59)	16.72
Total income/(loss) from investment operations	14.78	20.84	20.20	(15.87)	17.44
Less distributions from:
Net investment income	(0.83)	(0.89)	(0.82)	(0.75)	(0.74)
Net realized gains	(8.42)	(8.31)	(1.40)	(4.53)	(8.52)
Total distributions	(9.25)	(9.20)	(2.22)	(5.28)	(9.26)
Net asset value, end of period	$93.73	$88.20	$76.56	$58.58	$79.73
Total Return(b)	16.68%	27.04%	34.49%	(19.87)%	24.28%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,539,682	$4,281,764	$3,636,415	$2,912,901	$3,965,156
Ratios to average net assets:
Net expenses	0.17%	0.17%	0.18%	0.18%	0.18%
Gross expenses	0.17%	0.17%	0.18%	0.18%	0.18%
Net investment income	0.88%	0.96%	1.18%	1.03%	0.89%
Portfolio turnover rate	30%	25%	22%	29%	26%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	63

Elfun Diversified Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					1/1/88
Net asset value, beginning of period	$20.22	$19.27	$17.02	$21.68	$20.97
Income/(loss) from investment operations:
Net investment income(a)	0.56	0.50	0.45	0.35	0.34
Net realized and unrealized gains/(losses) on investments	2.89	1.74	2.29	(3.67)	2.08
Total income/(loss) from investment operations	3.45	2.24	2.74	(3.32)	2.42
Less distributions from:
Net investment income	(0.61)	(0.60)	(0.41)	(0.42)	(0.42)
Net realized gains	(1.09)	(0.69)	(0.08)	(0.92)	(1.29)
Total distributions	(1.70)	(1.29)	(0.49)	(1.34)	(1.71)
Net asset value, end of period	$21.97	$20.22	$19.27	$17.02	$21.68
Total Return(b)	17.05%	11.58%	16.13%	(15.31)%	11.56%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$185,357	$177,562	$176,538	$166,006	$211,716
Ratios to average net assets:
Net expenses	0.32%	0.32%	0.32%	0.33%	0.30%
Gross expenses	0.34%	0.33%	0.34%	0.34%	0.30%
Net investment income	2.59%	2.44%	2.47%	1.83%	1.53%
Portfolio turnover rate	43%(c)	27%(c)	45%(c)	49%(c)	41%(c)
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/25, 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 137%, 96%, 125%, 116%, and 90%, respectively.
The accompanying Notes are an integral part of these financial statements.
64	Financial Highlights

Elfun Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					12/31/84
Net asset value, beginning of period	$9.49	$9.85	$9.68	$11.67	$12.25
Income/(loss) from investment operations:
Net investment income(a)	0.37	0.37	0.34	0.25	0.24
Net realized and unrealized gains/(losses) on investments	0.32	(0.35)	0.19	(1.80)	(0.38)
Total income/(loss) from investment operations	0.69	0.02	0.53	(1.55)	(0.14)
Less distributions from:
Net investment income	(0.38)	(0.38)	(0.36)	(0.27)	(0.27)
Net realized gains	—	—	—	(0.17)	(0.17)
Total distributions	(0.38)	(0.38)	(0.36)	(0.44)	(0.44)
Net asset value, end of period	$9.80	$9.49	$9.85	$9.68	$11.67
Total Return(b)	7.34%	0.26%	5.78%	(13.47)%	(1.19)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$118,997	$134,034	$146,043	$160,286	$218,824
Ratios to average net assets:
Net expenses	0.38%	0.35%	0.33%	0.32%	0.29%
Gross expenses	0.39%	0.36%	0.34%	0.32%	0.29%
Net investment income	3.82%	3.85%	3.51%	2.41%	2.03%
Portfolio turnover rate	41%(c)	48%(c)	53%(c)	40%(c)	71%(c)
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/25, 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 259%, 233%, 268%, 187%, and 184%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	65

Elfun Government Money Market Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date					6/13/90
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(loss) from investment operations:
Net investment income(a)	0.04	0.05	0.05	0.01	—
Total income from investment operations	0.04	0.05	0.05	0.01	—
Less distributions from:
Net investment income	(0.04)	(0.05)	(0.05)	(0.01)	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	4.07%	5.09%	4.89%	1.45%	—%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$105,706	$142,196	$147,062	$159,127	$142,430
Ratios to average net assets:
Net expenses	0.29%	0.26%	0.26%	0.24%	0.09%
Gross expenses	0.29%	0.26%	0.26%	0.27%	0.26%
Net investment income	4.00%	4.97%	4.77%	1.50%	—%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
66	Financial Highlights

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Elfun Funds
Statements of Assets and Liabilities — December 31, 2025
	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in unaffiliated securities, at fair value (cost $98,010,407; $1,876,682,705; $96,638,555; $120,274,017 and $0, respectively)	$160,624,712	$4,507,616,960
Short-term investments, at fair value (cost $0; $0; $0; $0 and $85,477,552, respectively)	—	—
Investments in affiliated securities, at fair value (cost $4,512,719; $32,971,106; $47,940,702; $19,639,795 and $0, respectively)	4,512,719	32,971,106
Repurchase agreements	—	—
Cash	15,505	—
Net cash collateral on deposit with broker for future contracts	81,866	—
Net cash collateral on deposit with broker for swap contracts	—	—
Foreign currency (cost $46,677, $0, $32,613, $0 and $0, respectively)	46,680	—
Receivable for investments sold	63,435	—
Income receivables	512,877	412,872
Receivable for fund shares sold	10,561	333,287
Income receivable from affiliated investments	14,044	164,545
Receivable for accumulated variation margin on futures contracts	2,485	—
Prepaid expenses and other assets	441	10,162
Total assets	165,885,325	4,541,508,932
Liabilities
Distribution payable to shareholders	—	—
Due to custodian	—	—
Payable for investments purchased	—	—
Payable for fund shares redeemed	10,000	543,129
Payable for accumulated variation margin on swap contracts	—	—
Payable for accumulated variation margin on futures contracts	—	—
Payable to the Adviser	29,715	549,432
Payable for custody, fund accounting and sub-administration fees	40,570	341,627
Accrued other expenses	170,863	392,748
Total liabilities	251,148	1,826,936

Net Assets	$165,634,177	$4,539,681,996
Net Assets Consist of:
Capital paid in	$99,700,408	$1,712,827,513
Total distributable earnings (loss)	65,933,769	2,826,854,483
Net Assets	$165,634,177	$4,539,681,996
Shares outstanding (Par value $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	6,279,007	48,434,275
Net asset value, offering and redemption price per share	$26.38	$93.73
The accompanying Notes are an integral part of these financial statements.
68	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Income Fund	Elfun Government Money Market Fund

$134,666,175	$115,834,676	$—
—	—	85,477,552
60,284,233	19,639,795	—
—	—	22,131,000
—	—	439
123,840	124,647	—
216,992	650,576	—
40,110	—	—
—	2,585,992	—
433,717	869,383	—
107	5,400	176,376
39,611	69,382	218,193
—	—	—
425	286	321
195,805,210	139,780,137	108,003,881

—	92,742	31,199
733	13,663	—
9,948,214	19,781,307	2,009,369
35,000	—	106,760
217,073	568,434	—
60,046	164,137	—
25,962	16,561	8,684
50,060	26,429	37,186
111,171	119,441	104,858
10,448,259	20,782,714	2,298,056

$185,356,951	$118,997,423	$105,705,825

$136,060,252	$148,719,689	$105,701,732
49,296,699	(29,722,266)	4,093
$185,356,951	$118,997,423	$105,705,825
8,435,479	12,144,858	105,701,712
$21.97	$9.80	$1.00
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	69

Elfun Funds
Statements of Operations — For the year ended December 31, 2025
	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$4,578,451	$42,823,437
Interest	2,295	—
Income from affiliated investments	179,914	3,014,902
Dividend Income - Non-Cash Transactions	323,289	—
Less: Foreign taxes withheld	(328,539)	—
Total income	4,755,410	45,838,339
Expenses
Advisory and administration fees	381,454	6,115,556
Blue Sky fees	33,150	36,332
Transfer agent fees	114,700	577,877
Trustees' fees	21,670	36,885
Custody, fund accounting and sub-administration fees	66,031	566,926
Professional fees	39,489	52,428
Printing and shareholder reports	9,871	16,315
Registration fees	—	2,786
Other expenses	11,358	132,621
Total expenses before waivers	677,723	7,537,726
Fees waived and/or reimbursed by the adviser	—	—
Net expenses	677,723	7,537,726
Net investment income	$4,077,687	$38,300,613
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$19,114,972	$499,306,306
Affiliated investments	—	—
Futures	219,038	—
Swap contracts	—	—
Foreign currency transactions	(108,724)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	13,709,751	147,355,390
Affiliated investments	—	—
Futures	184	—
Swap contracts	—	—
Foreign currency translations	48,091	—
Net realized and unrealized gain (loss) on investments	32,983,312	646,661,696
Net Increase in Net Assets Resulting from Operations	$37,060,999	$684,962,309
The accompanying Notes are an integral part of these financial statements.
70	Statements of Operations

Elfun Diversified Fund	Elfun Income Fund	Elfun Government Money Market Fund

$1,023,992	$—	$684
2,090,152	4,338,133	6,037,325
2,212,976	1,047,961	—
—	—	—
(216)	—	—
5,326,904	5,386,094	6,038,009

310,964	217,883	140,786
31,095	40,123	49,240
98,238	103,705	75,816
21,669	21,484	21,523
81,044	44,680	62,895
48,183	40,452	27,775
10,669	11,603	10,746
—	—	—
18,509	19,719	17,442
620,371	499,649	406,223
(28,718)	(15,508)	—
591,653	484,141	406,223
$4,735,251	$4,901,953	$5,631,786

$6,790,661	$(1,152,319)	$3,474
2,817,877	—	—
196,077	233,720	—
(35,453)	(97,615)	—
—	—	—

6,460,374	5,135,523	—
7,866,670	—	—
97,704	232,143	—
(35,523)	(105,292)	—
4,996	—	—
24,163,383	4,246,160	3,474
$28,898,634	$9,148,113	$5,635,260
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	71

Elfun Funds
Statements of Changes in Net Assets
	Elfun International Equity Fund		Elfun Trusts
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,077,687	$3,352,357	$38,300,613	$39,810,864
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	19,225,286	6,697,260	499,306,306	419,087,846
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	13,758,026	(3,961,097)	147,355,390	503,622,555
Net increase (decrease) from operations	37,060,999	6,088,520	684,962,309	962,521,265
Distributions to shareholders:
Total distributions	(17,274,418)	(10,557,447)	(415,691,317)	(412,538,777)
Increase (decrease) in assets from operations and distributions	19,786,581	(4,468,927)	269,270,992	549,982,488
Share transactions:
Proceeds from sale of shares	5,485,791	747,754	50,481,085	61,546,234
Value of distributions reinvested	14,442,083	9,055,979	330,092,384	334,638,035
Cost of shares redeemed	(42,409,557)	(10,759,561)	(391,926,745)	(300,817,070)
Net increase (decrease) from share transactions	(22,481,683)	(955,828)	(11,353,276)	95,367,199
Total increase (decrease) in net assets	(2,695,102)	(5,424,755)	257,917,716	645,349,687
Net Assets
Beginning of year	168,329,279	173,754,034	4,281,764,280	3,636,414,593
End of year	$165,634,177	$168,329,279	$4,539,681,996	$4,281,764,280
Changes in Fund Shares
Shares sold	207,291	29,019	553,962	682,781
Issued for distributions reinvested	546,841	374,678	3,495,262	3,738,550
Shares redeemed	(1,486,808)	(413,317)	(4,162,435)	(3,370,924)
Net increase (decrease) in fund shares	(732,676)	(9,620)	(113,211)	1,050,407
The accompanying Notes are an integral part of these financial statements.
72	Statements of Changes in Net Assets

Elfun Diversified Fund
Year Ended December 31, 2025	Year Ended December 31, 2024

$4,735,251	$4,375,442
9,769,162	7,357,582
14,394,221	7,975,763
28,898,634	19,708,787

(13,488,929)	(10,737,322)
15,409,705	8,971,465

2,367,935	2,647,115
11,715,707	9,508,613
(21,698,179)	(20,103,531)
(7,614,537)	(7,947,803)
7,795,168	1,023,662

177,561,783	176,538,121
$185,356,951	$177,561,783

105,334	129,277
530,603	467,254
(981,008)	(978,412)
(345,071)	(381,881)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	73

Elfun Funds
Statements of Changes in Net Assets
	Elfun Income Fund		Elfun Government Money Market Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,901,953	$5,477,653	$5,631,786	$7,061,428
Net realized gain (loss) on investments, futures and swap contracts	(1,016,214)	(1,609,174)	3,474	272
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	5,262,374	(3,364,394)	—	—
Net increase (decrease) from operations	9,148,113	504,085	5,635,260	7,061,700
Distributions to shareholders:
Total distributions	(4,984,253)	(5,673,412)	(5,631,786)	(7,061,113)
Increase (decrease) in assets from operations and distributions	4,163,860	(5,169,327)	3,474	587
Share transactions:
Proceeds from sale of shares	11,841,869	16,020,019	188,166,766	43,556,772
Value of distributions reinvested	3,973,070	4,555,921	5,203,579	6,685,196
Cost of shares redeemed	(35,015,104)	(27,415,988)	(229,863,881)	(55,108,250)
Net increase (decrease) from share transactions	(19,200,165)	(6,840,048)	(36,493,536)	(4,866,282)
Total increase (decrease) in net assets	(15,036,305)	(12,009,375)	(36,490,062)	(4,865,695)
Net Assets
Beginning of year	134,033,728	146,043,103	142,195,887	147,061,582
End of year	$118,997,423	$134,033,728	$105,705,825	$142,195,887
Changes in Fund Shares
Shares sold	1,215,579	1,657,470	188,166,766	43,556,772
Issued for distributions reinvested	409,341	472,720	5,203,579	6,685,196
Shares redeemed	(3,604,012)	(2,836,208)	(229,863,881)	(55,108,250)
Net increase (decrease) in fund shares	(1,979,092)	(706,018)	(36,493,536)	(4,866,282)
The accompanying Notes are an integral part of these financial statements.
74	Statements of Changes in Net Assets

Elfun Funds
Notes to Financial Statements — December 31, 2025
1.Organization of the Funds
The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
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valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
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•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2025 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds may invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or the Adviser’s estimates of such re-designations for which actual information has not yet been reported.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared daily and paid monthly for the Elfun Income Fund and Elfun Government Money Market Fund and declared and paid annually for the Eflun International Equity Fund, Elfun Trusts and Elfun Diversified Income Fund.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
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4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll”. In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2025, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $22,131,000 and associated collateral equal to $22,574,582.
5.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made
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or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the fiscal year ended December 31, 2025, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk
Credit Default Swaps During the fiscal year ended December 31, 2025, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.
As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a
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Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2025 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$2,485	$—	$2,485

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Diversified Fund
Futures Contracts	$66,678	$—	$—	$(6,632)	$—	$60,046
Swap Contracts	—	—	217,073	—	—	217,073
Elfun Income Fund
Futures Contracts	$164,137	$—	$—	$—	$—	$164,137
Swap Contracts	—	—	568,434	—	—	568,434

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$219,038	$—	$219,038
Elfun Diversified Fund
Futures Contracts	$136,768	$—	$—	$59,309	$—	$196,077
Swap Contracts	—	—	(35,453)	—	—	(35,453)
Elfun Income Fund
Futures Contracts	$233,720	$—	$—	$—	$—	$233,720
Swap Contracts	—	—	(97,615)	—	—	(97,615)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$184	$—	$184
Elfun Diversified Fund
Futures Contracts	$83,416	$—	$—	$14,288	$—	$97,704
Swap Contracts	—	—	(35,523)	—	—	(35,523)
Elfun Income Fund
Futures Contracts	$232,143	$—	$—	$—	$—	$232,143
Swap Contracts	—	—	(105,292)	—	—	(105,292)
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6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%
SSGA FM is contractually obligated until April 30, 2026 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2026 except with approval of the Board.
Amounts waived or reimbursed are included in the respective Statement of Operations.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. There were no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2025.
As of December 31, 2025, SSGA FM has not recouped any expenses from the Elfun Government Money Market Fund and there are no previously waived/reduced fees subject to recoupment.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2025 are disclosed in the Schedules of Investments.
7.Trustees' Fees
The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended December 31, 2025 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$33,241,399	$70,956,037
Elfun Trusts	—	—	1,284,337,161	1,659,714,467
Elfun Diversified Fund	17,382,543	17,027,897	52,653,618	58,593,350
Elfun Income Fund	24,085,124	30,734,295	18,458,077	24,673,063
9.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, paydown gains and losses, futures contracts, swap contracts, straddle loss deferrals, non-dividend adjustments to income, currency gains and losses, capital loss carryovers, wash sale loss deferrals, and amortization and accretion of premium and discount for financial statement purposes.
The tax character of distributions paid during the fiscal year ended December 31, 2025 were as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Elfun International Equity Fund	$4,421,256	$12,853,162	$17,274,418
Elfun Trusts	37,236,694	378,454,623	415,691,317
Elfun Diversified Fund	5,309,150	8,179,779	13,488,929
Elfun Income Fund	4,984,253	—	4,984,253
Elfun Government Money Market Fund	5,631,541	245	5,631,786
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Elfun International Equity Fund	$2,749,198	$7,808,249	$10,557,447
Elfun Trusts	81,274,288	331,264,489	412,538,777
Elfun Diversified Fund	5,279,393	5,457,929	10,737,322
Elfun Income Fund	5,673,412	—	5,673,412
Elfun Government Money Market Fund	7,061,105	8	7,061,113
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At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Post-October Capital Losses	Total
Elfun International Equity Fund	$827,469	$—	$—	$4,056,752	$61,049,548	$—	$65,933,769
Elfun Trusts	2,332,762	—	—	199,346,267	2,625,175,454	—	2,826,854,483
Elfun Diversified Fund	—	—	—	1,176,140	48,120,559	—	49,296,699
Elfun Income Fund	10,107	—	(24,820,801)	—	(4,911,572)	—	(29,722,266)
Elfun Government Money Market Fund	4,093	—	—	—	—	—	4,093
As of December 31, 2025, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
Fund	Non-Expiring Short Term	Non-Expiring Long Term
Elfun Income Fund	$7,084,342	$17,736,459
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$104,125,276	$68,541,154	$7,526,595	$61,014,559
Elfun Trusts	1,915,412,612	2,645,490,718	20,315,264	2,625,175,454
Elfun Diversified Fund	146,731,777	50,493,439	2,380,375	48,113,064
Elfun Income Fund	140,088,301	669,681	5,576,600	(4,906,919)
Elfun Government Money Market Fund	107,608,552	—	—	—
10.Line of Credit
The Funds and (excluding Elfun Trusts and the Elfun Government Money Market Fund) other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of December 31, 2025.
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11.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
84	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — December 31, 2025
12.Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Funds’ financial statements.
13.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	85

Elfun Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Income Fund and Elfun Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Income Fund and Elfun Government Money Market Fund (collectively referred to as the “Funds”), including the schedules of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 27, 2026
86

Elfun Funds
Other Information — December 31, 2025
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2025.
Dividends Received Deduction
The Funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
The Funds report the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2025 is considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long Term Capital Gains Distributions
Long term capital gain dividends were paid from the Funds during the year ended December 31, 2025:
Amount
Elfun International Equity Fund	$12,853,162
Elfun Trusts	378,454,623
Elfun Diversified Fund	8,179,779
Elfun Government Money Market Fund	245
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended December 31, 2025, the total amount of foreign taxes that will be passed through are:
Amount
Elfun International Equity Fund	$320,500
The amount of foreign source income earned on the following Fund during the year ended December 31, 2025 was as follows:
Amount
Elfun International Equity Fund	$4,575,808
Other Information	87

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELFUN GOVERNMENT MONEY MARKET FUND

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	March 9, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 9, 2026